                                     485APOS
                            Post-Effective Amendment

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

     Pre-Effective Amendment No.                                    [ ]

     Post-Effective Amendment No. 16                                [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

     Amendment No. 16                                               [X]

                        (Check appropriate box or boxes.)

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

   Registrant's Telephone Number, including Area Code: (816) 531-5575

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64141-6200
       _________________________________________________________________
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: August 29, 2003

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on August 29, 2003 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [x] on August 29, 2003 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

-----------------------------------------------------------------------

Your

American Century

prospectus
--------------------------------------------------------------------------------

                                                                         R Class
                                             Strategic Allocation: Moderate Fund
                                                                 August 29, 2003

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                      American Century Investment Services, Inc.

   Dear Investor,

American Century is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

American Century Investment Services, Inc.

CALLOUTS

This symbol is used throughout the book to highlight definitions of key investment terms and to provide other helpful information.

An Overview of the Fund

What is the fund's investment objective?

The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.

Total return includes capital appreciation plus dividend and interest income.

What are the fund's primary investment strategy and principal risks?

The fund's strategic asset allocation strategies diversify investments among equity securities, bonds and money market instruments. Strategic Allocation:
Moderate seeks long-term capital growth with some regular income. It emphasizes investments in equity securities but maintains a sizeable stake in bonds and money market securities.

The fund may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The fund managers draw on growth, value and quantitative investment techniques in managing the equity portion of the fund's portfolios, and they diversify the fund's equity investments among small, medium and large companies.

The fund also invests in a variety of debt securities payable in both U.S. and foreign currencies. The fund primarily invests in investment-grade securities, that is, securities rated in the four highest categories by independent rating organizations. However, Strategic Allocation: Moderate may invest up to 5% of its assets in below investment-grade (high-yield) securities.

The following table indicates the fund's neutral mix, that is, how the fund's investments generally will be allocated among the major asset classes over the long term.

                                        Equity       Fixed-Income or
                                        Securities   Debt Securities    Cash
Fund                                    (Stocks)     (Bonds)            Equivalents
                                                                        (Money Markets)
Strategic Allocation: Moderate          63%          31%                6%

What are the fund's principal risks?

*   Market Risk - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*   Interest Rate Risk - Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline.

*   Credit Risk - The value of the fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

*   Principal Loss - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Who may want to invest in the fund?
The fund may be a good investment if you are

*   seeking a fund that combines the potential for long-term capital growth with income
*   seeking the convenience of a fund that invests in both equity and fixed-income securities
*   comfortable with the risks associated with the fund's investment strategies
*   investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the fund?
The fund may not be a good investment if you are

*  not seeking current income from your investment
*  investing for a short period of time
*  uncomfortable with volatility in the value of your investment

CALLOUTS

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance History

Strategic Allocation: Moderate Fund

When the R Class of the fund has investment results for a full calendar year, this section will feature charts that show

*   Annual Total Returns
*   Highest and Lowest Quarterly Returns
*   Average Annual Total Returns for the R Class of the fund, including a comparison of these returns to a benchmark index

If the R Class had existed during the periods presented, its performance would have been substantially similar to that of the Investor Class because each represents an investment in the same portfolio of securities. However, performance of the R Class would have been lower because of its higher expense ratio.

Annual Total Returns

The following bar charts show the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the funds' historical returns from year to year. The returns of the fund's R class of shares will differ from those returns shown in the charts, depending on the expenses of that class.

STRATEGIC ALLOCATION: MODERATE FUND-INVESTOR CLASS

2002     -9.49%
2001     -4.28%
2000      0.25%
1999     22.28%
1998     12.75%
1997     15.24%

Moderate          -9.75%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             Highest                  Lowest
Moderate                     17.32% (4Q 1999)         -9.50% (3Q 2002)

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. Because the fund's R
Class shares did not have a full calendar year's worth of performance, it is not included.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

Investor Class

For the calendar year ended December 31, 2002        1 year               5 years       Life of Fund(1)
Strategic Allocation: Moderate
Return Before Taxes                                  -9.49%                 3.67%       6.16%
Return After Taxes on Distributions                 -10.14%                 1.84%       4.35%
Return After Taxes on Distributions
And Sale of Fund Shares                              -5.82%                 2.34%       4.34%
Fund Benchmarks
S&P 500 Index                                       -22.10%                -0.59%       6.38%(2)
(reflects no deductions for fees, expenses or taxes)

Lehman Aggregate Bond Index                          10.25%                 7.55%       7.63%(2)
(reflects no deductions for fees, expenses or taxes)

Three-Month U.S. Treasury Bill                        1.59%                 4.11%       4.39%(2)
(reflects no deductions for fees, expenses or taxes)

1 The inception date for the fund's Investor Class was February 15, 1996.

2 Since February 29, 1996, the date closest to the class's inception for which data is available. The performance information on these pages is designed to help you see how fund returns can vary. Keep in mind that past performance
(before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-378-9878.

Fees and Expenses

There are no sales loads, fees or other charges

*   to buy fund shares directly from American Century
*   to reinvest dividends in additional shares
*   to exchange into the same class of shares of other American Century funds
*   to redeem your shares other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Operating Expenses (expenses that are deducted from fund assets)

                                         Management          Distribution and         Other            Total Annual Fund
                                         Fee(1)              Service (12b-1) Fees(2)  Expenses(3)      Operating Expenses
Strategic Allocation: Moderate
R Class                                  1.10%               0.50%                    0.00%            1.60%

1 Based on assets of all classes of the fund during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

2 The 12b-1 fee is designed to permit investors to purchase shares through broker-dealers, banks, insurance companies and other financial intermediaries.
The fee may be used to compensate such financial intermediaries for distribution and other shareholder services. For more information, see Service and
Distribution Fees, page X.

3 Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

 Example

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*   invest $10,000 in the fund
*   redeem all of your shares at the end of the periods shown below
*   earn a 5% return each year
*   incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                        1 year            3 years          5 years           10 years
Strategic Allocation: Moderate
R Class                                 $162              $502             $866              $1,886

Objectives, Strategies and Risks

Strategic Allocation: Moderate Fund
What is the fund's investment objective?

The fund's strategic asset allocation strategies diversify investments among equity securities, bonds and money market instruments. Strategic Allocation:
Moderate seeks long-term capital growth with some regular income. It emphasizes investments in equity securities but maintains a sizeable stake in bonds and money market securities.

CALLOUT

The names of the three asset allocation funds offered in this Prospectus are intended to reflect the relative short-term price volatility risk among the funds and are not an indication of the advisor's assessment of the riskiness of the funds as compared to other mutual funds, including other mutual funds within the American Century family of funds.

How do the funds pursue their investment objectives?

The fund may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The fund managers draw on growth, value and quantitative investment techniques in managing the equity portion of the fund's portfolios and diversify the fund's equity investments among small, medium and large companies.

The growth strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. The value investment discipline seeks capital growth by investing in equity securities of well-established companies that the funds' managers believe to be temporarily undervalued. The primary quantitative management technique the managers use is portfolio optimization. The managers may construct a portion of the fund's portfolios to match the risk characteristics of the S&P 500 and then optimize each portfolio to achieve the desired balance of risk and return potential.

Although the fund will remain exposed to each of the investment disciplines and categories described above, a particular investment discipline or category may be emphasized when, in the managers' opinion, such investment discipline or category is undervalued relative to the other disciplines or categories.

The fund also invests in a variety of debt securities payable in both U.S. and foreign currencies. The fund primarily invests in investment-grade government, coporate, asset-backed and similar securities, that is, securities rated in the four highest categories by independent rating organizations. However, Strategic
Allocation: Moderate may invest up to 5% of its assets in high-yield securities.
High-yield securities are higher risk, nonconvertible debt obligations that are rated below investment-grade. The fund may also invest in unrated securities based on the fund managers' assessment of their credit quality. Under normal market conditions, the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

The fund may invest the cash-equivalent portion of their portfolios in high-quality money market investments (denominated in U.S. dollars or foreign currencies).

The following table shows the operating ranges within which the fund's asset mix generally will vary over short-term periods. These variations may be due to differences in asset class performance or prevailing market conditions.

Operating Ranges
                                          Equity          Fixed Income or
                                          Securities      Debt Securities  Cash
Fund                                      (Stocks)        (Bonds)          Equivalents
                                                                           (Money Markets)
Strategic Allocation: Moderate            53-73%          21-41%           0-15%

What are the principal risks of investing in the fund?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

The value of the fund's fixed-income securities will be affected by rising or falling interest rates. Generally interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise, when interest rates rise, prices fall.

The value of the fund's fixed-income securities also will be affected by the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

CALLOUT

Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SROs, their ratings systems and what we do if a security isn't rated is included in the Statement of Additional Information.

The lowest-rated investment-grade bonds in which the fund may invest contain some speculative characteristics. Having those bonds in the fund's portfolios means the fund's values may go down more if interest rates or other economic conditions change than if the fund contained only higher-rated bonds. In addition, Strategic Allocation: Moderate may invest in higher-risk high-yield securities, which are below investment-grade and sometimes referred to as junk bonds. These securities are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on the fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on the fund's performance as its assets grow.

The fund is intended for investors who seek to diversify their assets among various classes of investments, such as stocks, bonds and money market instruments, and who are willing to accept the risks associated with the fund's investment strategies.

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the fund. The amount of the management fee for the specific class of shares is calculated daily and paid monthly in arrears taking into account the average net assets of all classes of the fund. The R Class shares of the funds had no assets as of the date of this prospectus. Strategic Allocation: Moderate will pay the advisor a unified management fee of 1.10% of its pro rata share of 0 to $1 billion of the fund's average net assets and 1.00% of its pro rata share over $1 billion of the fund's average net assets.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of the fund's fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.

Jeffrey R. Tyler (Asset Allocation and Core Equity)

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in February 1996. He also is a member of the teams that manage Equity Growth, Income & Growth and
Balanced. He joined American Century as a Portfolio Manager in January 1988. He
has a bachelor's degree in business economics from the University of California
- Santa Barbara and an MBA in finance and economics from Northwestern
University. He is a CFA charterholder.

Phillip N. Davidson (Mid-Cap Value)

Mr. Davidson, Chief Investment Officer-Value, Senior Vice President and Senior
Portfolio Manager, has been a member of the team that manages the funds since their inception in February 1996. He is also a member of the teams that manage
Value and Equity Income. Prior to joining American Century, he spent 11 years at
Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio
Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

Michael Difley (High-Yield Debt)

Mr. Difley, Vice President and Portfolio Manager, has been a member of the team that manages the funds since November 2001. He joined American Century as a
Senior Corporate Credit Analyst in July 1996 and was promoted to Portfolio
Manager in November 2001. He has a B.S. in business administration (finance concentration) from California Polytechnic State University-San Luis Obispo. He
is a Certified Public Accountant and a CFA charterholder.

Michael J. Donnelly (Emerging Markets Equity)

Mr. Donnelly, Vice President and Portfolio Manager, has been a member of the team that manages the funds since April 2000. He also has been a member of the team that manages Emerging Markets since the fund's inception in September 1997.
He joined American Century in August 1997. He has a bachelor of arts from Yale
University and an MBA in management, international business and international finance from Kellogg Graduate School of Management, Northwestern University. He
is a CFA charterholder.

Glenn A. Fogle (Mid-Cap Growth)

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in February 1996. He also is a member of the team that manages Vista, where he has been a Portfolio
Manager since March 1993. He joined American Century in September 1990 as an
Investment Analyst. He has a bachelor of business administration (management)
and an MBA in finance from Texas Christian University. He is a CFA charterholder.

Brian Howell (High-Grade Debt)

Mr. Howell, Vice President and Portfolio Manager, has been a member of the team that manages the funds since May 1997. He joined American Century in 1988. He has a bachelor's degree in mathematics/statistics and an MBA from the University of California - Berkeley.

Mark S. Kopinski (International Equity)

Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since April 1997. He also is a member of the teams that manage International Growth, International Discovery and
Emerging Markets. He has a bachelor's degree in business administration from
Monmouth College and a master's degree in Asian studies from the University of
Illinois.

Mark Mallon (Large-Cap Value)

Mr. Mallon, Chief Investment Officer and Executive President, has been a member of the team that manages the funds since December 2000. He also has been a member of the team that manages Tax-Managed Value since its inception in March
1999 and Large Company Value since its inception in July 1999. He joined
American Century in April 1997. Mr. Mallon has a bachelor of arts from
Westminster College and an MBA from Cornell University. He is a CFA charterholder.

Scott A. Moore (Mid-Cap Value)

Mr. Moore, Vice President and Portfolio Manager, has been a member of the team that manages the funds since February 1999. He is also a member of the teams that manage Value and Equity Income. He joined American Century in August 1993 as an Investment Analyst. He has a bachelor's degree in finance from Southern
Illinois University and an MBA in finance from the University of Missouri -
Columbia. He is a CFA charterholder.

Charles Ritter (Large-Cap Value)

Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since December 2000. He also has been a member of the team that manages Tax-Managed Value since its inception in March 1999 and
Large Company Value since its inception in July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with
Federated Investors, most recently serving as a Vice President and Portfolio
Manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University. He also has an MBA from the University of Chicago. He is a CFA charterholder.

David M. Rose (Mid-Cap Growth)

Mr. Rose, Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since January 2001. He also has been a member of the team that manages Vista since January 2001. He joined American Century in July
1998 as an investment analyst. From August 1996 to May 1998, he attended the
University of Wisconsin-Madison, where he earned an MS in finance, investments and banking. He also has a bachelor's degree in business administration from
Washington University. He is a CFA charterholder.

Gina Sanchez (Asset Allocation)

Ms. Sanchez, Portfolio Manager, has been a member of the team that manages the funds since February 1999. She joined American Century in March 1998 as an
Analyst and was promoted to Portfolio Manager in February 2001. She has a bachelor's degree in economics from Harvard University and a master's degree in
International Policy from Stanford University.

Henrik Strabo (International Equity)

Mr. Strabo, Chief Investment Officer-International Equities, has been a member of the team that manages the funds since their inception in February 1996. He also is a member of the team that manages Global Growth, International Growth and International Discovery. He joined American Century in 1993 as an Investment
Analyst and was promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

Denise Tabacco (Cash)

Ms. Tabacco, Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since January 1998. She also is a member of the team that manages Prime Money Market. She joined American Century in 1988, becoming a member of its investment management department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from Golden Gate University.

Thomas P. Vaiana

Mr. Vaiana, Portfolio Manager, has been a member of the team since February
2001. He joined American Century in February 1997 as a Credit Analyst and was
promoted to Portfolio Manager in August 2000. He has a bachelor's degree in business finance from California State University.

Gregory J. Woodhams (Large-Cap Growth)

Mr. Woodhams, Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since April 2000. He also has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. He was promoted to Portfolio Manager for the Growth team in May 1998. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

Investing with American Century

Eligibility for R Class Shares

The R Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

Minimum Initial Investment Amounts

To open an account, the minimum initial investments are $2,000 for a Coverdell
Education Savings Account (CESA, formerly an Education IRA), and $2,500 for all other accounts.

Investing through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*   minimum investment requirements
*   exchange policies
*   fund choices
*   cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

The financial intermediary through which you may purchase, redeem and exchange fund shares may charge a transaction-based or other fee for their services.
Those charges are retained by the intermediary and are not shared with American
Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Abusive Trading Practices

We discourage market timing and other abusive trading practices, and we take steps to minimize the effect of these activities in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to thefund In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Your Responsibility for Unauthorized Transactions

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Redemptions

Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

A fund's net asset value, or NAV, is the price of the fund's shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

Redemption of Shares in Low-Balance Accounts

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record.

Signature Guarantees

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*   Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners
*   Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account
*   You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

Share Price and Distributions

Share Price

American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's board. For example, if an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value. Trading of securities in foreign markets may not take place every day the Exchange is open.
Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

    Good order means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized by a fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

The fund pays distributions of substantially all of its income quarterly.
Distributions from realized capital gains are generally paid twice a year, usually in March and December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. The fund's distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income, in which case they are taxed as long-term capital gains.

Qualified dividend income is a dividend received by the fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

  For capital gains recognized by the fund prior to May 6, 2003, the following rates apply:

  Type of Distribution                      Tax Rate for 10% and           Tax Rate for
                                            15% Brackets                   All Other Brackets

  Short-term capital gains                  Ordinary income rate           Ordinary
  income rate
  Long-term capital gains (1-5 years)       10%                            20%
  Long-term capital gains (>5 years)         8%                            20%

For capital gains recognized by the fund after May 5, 2003, and for income distributions designated as qualified dividend income, the following rates apply:

  Type of Distribution                      Tax Rate for 10% and           Tax Rate for
                                            15% Brackets                   All Other Brackets

  Short-term capital gains                  Ordinary Income                Ordinary Income

  Long-term capital gains (> 1 year)        5%                             15%

  and Qualified Dividend Income

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Multiple Class Information

American Century offers five classes of the fund: Investor Class, Institutional
Class, Advisor Class, C Class and R Class. The shares offered by this Prospectus are R Class shares. R Class shares are offered primarily through employer-sponsored retirement plans and through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the class offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at

1-800-345-2021 for Investor Class shares

1-800-345-3533 for Institutional Class shares.

1-800-378-9878 for Advisor Class and C Class shares

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's R Class shares have a 12b-1 plan. Under the R Class
Plan, the fund's R Class pays an annual fee of 0.50% of R Class average net assets to the distributor. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers, insurance companies and recordkeepers that make R Class shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. For additional information about the Plans and their terms, see
Multiple Class Structure in the Statement of Additional Information.

In addition, the advisor or the fund's distributor may make payments for various services or other expenses out of their past profits or other available sources.
Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of these payments is determined by the advisor or the distributor and is not paid by you.

Performance Information of Other Class

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is lower than the R Class offered by this prospectus. If the
R Class had existed during the periods presented, its performance would have been lower because of the additional expenses.

The tables on the next few pages itemizewhat contributed to the changes in the
Investor Class share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*   share price at the beginning of the period
*   investment income and capital gains or losses
*   distributions of income and capital gains paid to investors
*   share price at the end of the period

The table also includes some key statistics for the period as appropriate

*   Total Return - the overall percentage of return of the fund, assuming the reinvestment of all distributions
*   Expense Ratio - the operating expenses of the fund as a percentage of average net assets
*   Net Income Ratio - the net investment income of the fund as a percentage of average net assets
*   Portfolio Turnover - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in a fund's Annual Report, which is available upon request.

STRATEGIC ALLOCATION: MODERATE FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
-------------------------------------------------------------------------------------------------
                                                                INVESTOR CLASS
-------------------------------------------------------------------------------------------------
                                              2002        2001       2000       1999      1998
=================================================================================================
PER-SHARE DATA
Net Asset Value, Beginning of Period         $5.87       $6.92      $6.89      $6.22     $5.98
-------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income(1)                    0.11        0.13       0.16       0.12      0.15
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)    (0.47)      (0.26)       0.20      0.88      0.45
-------------------------------------------------------------------------------------------------
  Total From Investment Operations           (0.36)      (0.13)       0.36      1.00      0.60
-------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income                 (0.11)      (0.12)     (0.15)     (0.12)    (0.16)
--------------------------------------------
  From Net Realized Gains                       --       (0.80)     (0.18)     (0.21)    (0.20)
-------------------------------------------------------------------------------------------------
  Total Distributions                        (0.11)      (0.92)     (0.33)     (0.33)    (0.36)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $5.40       $5.87      $6.92      $6.89     $6.22
=================================================================================================
  TOTAL RETURN(2)                            (6.23)%     (2.37)%     5.20%     16.97%    10.32%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets                         1.10%       1.10%      1.10%      1.10%      1.10%
--------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                         2.01%       2.20%      2.24%      1.92%      2.38%
--------------------------------------------
Portfolio Turnover Rate                        147%        175%       153%       107%       127%
--------------------------------------------
Net Assets, End of Period (in thousands)   $556,989    $564,586   $444,882   $375,592   $261,721
-------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

More information about the fund is contained in these documents

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for
                            location and hours.

On the Internet             *EDGAR database at www.sec.gov
                            *By email request at publicinfo@sec.gov

By mail                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference (Advisor Class)

                                          Fund Code      Ticker      Newspaper Listing

Strategic Allocation: Moderate

R Class                                   x              N/A         StrMod

Investment Company Act File No. 811-8532

                                          American Century Investments
                                                 P.O. Box 419786
                                        Kansas City, Missouri 64141-6786

                                         1-800-378-9878 or 816-531-5575

0309
SH-PRS-34872

Your
American Century
prospectus

Investor Class
August 29, 2003
Newton Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

American Century Investment Services, Inc.

CALLOUTS

This symbol is used through the book to highlight definitions of key investment terms and to provide other helpful information.

An Overview of the Fund

What is the fund's investment objective?
The fund seeks long-term capital growth.

What are the fund's primary investment strategy and principal risks?

The fund uses a systematic, highly automated approach to common stock investing.
This approach is designed to identify companies, regardless of size, industry type or geographic location, whose share price patterns suggest to the manager that their stocks may increase in value. A more detailed description of the fund's investment style begins on page -.

The fund's principal risks include

*   New Investment Process - The fund's investment process was developed by
    American Century and utilizes artificial intelligence to do a technical analysis of investment opportunities-that is, identify companies whose share price patterns suggest that they are likely to either rise or fall in price.
    The automated process has been used to manage money since May 30, 2003, although many of the components of the technical analysis have been researched, enhance and utilized prior to that time. This is the first
    American Century fund to use this system.

*   Reliance on Technology -- The fund's investment process is heavily automated. If an event occurs that interrupts the use of the system, the fund will be managed without the use of the automated system for the duration of the interruption. In that situation, buy and sell decisions may or may not be the same as they would otherwise be, and may or may not be made or executed as quickly as the system would permit.

*   Technical analysis: The fund relies on technical analysis to make buy and sell decisions, which analysis is based on historical information. To the extent that this investment approach is not effective, the fund's performance may suffer.

*   High Turnover - The fund's portfolio turnover may be very high. This could result in relatively high commission costs, which could hurt the fund's performance, and capital gains tax liabilities for the fund's shareholders.
    Portfolio turnover is a measure of how frequently a f und buys and sells portfolio securities.

*   Market Risk - The value of the fund's shares will go up and down based on the performance of the companies whose securities the fund owns and other factors generally affecting the securities market.

*   Focus Risk- The fund is classified as non-diversified. Although the fund's managers generally intend the fund to be diversified, at times the fund may hold large positions in a relatively few number of companies. This possible narrow focus could add to the fund's price volatility since a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a fund with more holdings.

*   Price Volatility - The value of the fund's shares may fluctuate significantly in the short term.

*   Foreign Securities - The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.

*   Principal Loss - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Who may want to invest in the fund?
The fund may be a good investment if you are a long term investor

*   seeking long-term capital growth from your investment

*   comfortable with short-term price volatility

*   comfortable with the risks associated with the fund's investment strategy

*   investing through an IRA or other tax-advantaged retirement plan

*   looking for a way to diversify your investments

Who may not want to invest in the fund?
The fund may not be a good investment if you are

*   seeking current income from your investment

*   investing for a short period of time

*   uncomfortable with short-term volatility in the value of your investment

*   concerned about the tax consequences of high portfolio turnover

*   not able to maintain a suitable asset allocation strategy by meeting and maintaining the fund's high investment minimum

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance History

As a new fund, the fund's performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual returns.

For current performance information, please call us at 1-800-345-2021 or visit us at www.americancentury.com.

Fees and Expenses

There are no sales loads, fees or other charges

*   to buy fund shares directly from American Century

*   to reinvest dividends in additional shares

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
------------------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged) 2.0%(1)

1 Applies only to shares held for less than five years, excluding shares purchased through reinvested dividends or capital gains.

Annual Operating Expenses (expenses that are deducted from fund assets)

                        Management   Distribution and           Other           Total Annual Fund
                        Fee(1)       Service (12b-1) Fees       Expenses(2)     Operating Expenses
------------------------------------------------------------------------------------------------------------------------------------
[Newton]                1.50%        None                       0.00%           1.50%

1 The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase, and increases as fund assets decrease.

2 Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

Example

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $25,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above
....your cost of investing in the fund would be:

                                        1 year       3 years
--------------------------------------------------------------------------------
[Newton]

You would pay the following expenses if you did not redeem your shares:

                                        1 year       3 years
--------------------------------------------------------------------------------
[Newton]

Objectives, Strategies and Risks

Newton Fund

What is the fund's investment objective?
The fund seeks long-term capital growth.

How does the fund pursue its investment objective?

The fund uses a systematic, highly automated approach to common stock investing developed by American Century. This approach relies on a proprietary screening process that is designed to identify attractive investment opportunities on a disciplined, consistent basis. This computerized process screens thousands of publicly traded securities to identify those with attractive price trends using a complex, proprietary formula derived from how our investment managers use technical indicators to select stocks. This sophisticated system has been engineered through advanced signal processing and neural network technologies that attempt to capture and interpret investor behavior toward a company in an efficient manner.

The fund's methodology attempts to identify companies whose share price patterns suggest to the manager that they may either rise or fall in price (commonly referred to as technical analysis). Companies whose price patterns suggest that investors will continue purchasing them would be candidates for purchase.
Conversely, companies whose share price patterns suggest a likely decline in price would be candidates for sale, if owned by the fund.

At the fund managers' discretion, the fund may invest up to 100% of its assets in U.S. government securities if the fund's investment methodology fails to generate sufficient investment ideas or to respond to adverse market, economic, political or other conditions. The fund may not achieve its investment objectives while taking such a temporary defensive position.

What kinds of securities does the fund buy?

The fund's managers intend to be fully invested in common stocks under normal market conditions. If the fund's investment methodology fails to generate sufficient investment ideas in common stocks, at the managers' discretion, the fund may invest in other types of securities. These securities may include domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged futures contracts and options, notes, bonds and other debt securities. The fund generally limits its purchase of debt securities to investment-grade obligations.

Although the fund's managers expect it will invest primarily in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies.

What are the principal risks of investing in the fund?

The process driving the fund is specifically designed to respond quickly to changing stock market conditions. As a result, the fund's portfolio turnover may be significantly higher than that of many other funds. This heavy turnover, perhaps as much as 200-400% per year or more, could result in relatively high commission costs, which could hurt the fund's performance, and create capital gains tax liabilities for the fund's shareholders.

The fund's investment process was developed by American Century and utilizes artificial intelligence to do a technical analysis of investment opportunities-that is, identify companies whose share price patterns suggest that they are likely to either rise or fall in price. The automated process has been used to manage money since May 30, 2003, although many of the components of the technical analysis have been researched, enhance and utilized prior to that time. This is the first American Century fund to use this system.

The fund's investment process is heavily automated. If an event occurs that interrupts the use of the system, the fund will be managed without the use of the automated system for the duration of the interruption. In that situation, buy and sell decisions may or may not be the same as they would otherwise be, and may or may not be made or executed as quickly as the system would permit.

The fund relies on technical analysis to make buy and sell decisions, which analysis is based on historical information. To the extent that this investment approach is not effective, the fund's performance may suffer.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly and often will dispose of it quickly if it no longer meets their investment criteria.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it may or may not create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is classified as non-diversified. Although the fund's managers generally intend the fund to be diversified, at times they may choose to invest in a relatively small number of securities. This possible narrow focus could add to the fund's price volatility since a price change in any one of these securities may have a greater impact on the fund's share price than would be the case in a fund with more holdings. This option gives the fund's managers more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Although the fund managers expect to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of the fund could be affected.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the technical analysis which is the basis for the fund's heavily automated investment process, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

These and other risks of investing in the fund are more fully described in the fund's Statement of Additional Information.

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, , the advisor will receive a unified management fee based on a percentage of the average net assets of the Investor
Class shares of the fund. The amount of the management fee is calculated daily and paid monthly in arrears. The fund had no assets as of the date of this prospectus, but the fund will pay the advisor a unified management fee of 1.50%
of the first $500 million of the fund's average net assets, 1.45% of the next
$500 million of the fund's average net assets and 1.40% of the fund's average net assets of over $1 billion.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The Fund Management Team

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.

James E. Stowers III

Mr. Stowers, Co-Chairman and Chief Investment Officer - U.S. Growth Equity, has
been a member of the team that manages the fund since its inception in August
2003. He also is a member of the Veedot and Ultra fund management teams. He joined American Century in 1981. He has a bachelor's degree in finance from
Arizona State University.

John Small, Jr.

Mr. Small, Vice President and Portfolio Manager, has been a member of the team that manages the fund since its inception in August 2003. He was promoted to
Portfolio Manager in February 1999. He also has worked as an Analyst and
Portfolio Manager for the Ultra fund. He joined American Century in May 1991. He has a bachelor's degree from Rockford College, a master's degree in laser optics physics from the Air Force Institute of Technology, and an MBA from Baker
University.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

Investing with American Century

Services Automatically Available to You

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.

Your Responsibility for Unauthorized Transactions

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Ways to Manage Your Account

--------------------------------------------------------------------------------
Online
--------------------------------------------------------------------------------
www.americancentury.com

Open an account

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

Exchange shares

Exchange shares from another American Century account.

Make additional investments

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

Sell shares*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.
* Online redemptions up to $25,000 per day.

--------------------------------------------------------------------------------
By telephone
--------------------------------------------------------------------------------
Investor Relations
1-800-345-2021
Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533
Automated Information Line
1-800-345-8765

Open an account

If you are a current investor, you can open an account by exchanging shares from another American Century account.

Exchange shares

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

Make additional investments

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

Sell shares

Call a Representative.

--------------------------------------------------------------------------------
By wire
--------------------------------------------------------------------------------

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

Open an account

Call to set up your account or mail a completed application to the address provided in the By mail or fax section. Give your bank the following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*For additional investments only

Make additional investments
Follow the By wire - Open an account wire instructions

Sell shares
You can receive redemption proceeds by wire or electronic transfer.

Exchange shares
Not available.

--------------------------------------------------------------------------------
By mail or fax
--------------------------------------------------------------------------------
P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

Open an account

Send a signed, completed application and check or money order payable to
American Century Investments.

Exchange shares

Send written instructions to exchange your shares from one American Century account to another.

Make additional investments

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

Sell shares

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
Automatically
--------------------------------------------------------------------------------

Open an account

Not available.

Exchange shares

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

Make additional investments

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

Sell shares

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
In person
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday        8 a.m. to 6 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road                        10350 Park Meadows Drive
Mountain View, California                   Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday           8:30 a.m. to 5:30 p.m., Monday - Friday

Minimum Initial Investment Amount

To open an account, the minimum investment is $25,000. To establish a traditional or Roth IRA, you must exchange from another American Century IRA, transfer from another custodian or roll over a minimum of $25,000 in order to meet the fund's minimum.

Redemptions

If you sell your shares of [Newton] within five years of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains).The redemption fee is retained by the fund and helps cover transaction and tax costs long-term investors may bear when the fund realizes capital gains as a result of selling securities to meet investor redemptions.

Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

A fund's net asset value, or NAV, is the price of the fund's shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

Redemption of Shares in Low-Balance Accounts

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a 2% redemption fee if held less than five years. You also may incur tax liability as a result of the redemption.

Signature Guarantees

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*   Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*   Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*   You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Abusive Trading Practices

We discourage market timing or other abusive trading practices, and we take steps to minimize the effect of these activities in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Investing through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*   minimum investment requirements

*   exchange policies

*   fund choices

*   cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

Share Price and Distributions

Share Price

American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's board. For example, if an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Good order means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue
Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income, in which case they are taxed as long-term capital gains.

Qualified dividend income is a dividend received by the fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

  For capital gains recognized by the fund prior to May 6, 2003, the following rates apply:

  Type of Distribution                      Tax Rate for 10% and           Tax Rate for
                                            15% Brackets                   All Other Brackets

  Short-term capital gains                  Ordinary income rate           Ordinary income rate
  Long-term capital gains (1-5 years)       10%                            20%
  Long-term capital gains (>5 years)         8%                            20%

  For capital gains recognized by the fund after May 5, 2003, and for income distributions designated as qualified dividend income, the following rates apply:

  Type of Distribution                      Tax Rate for 10% and           Tax Rate for
                                            15% Brackets                   All Other Brackets

  Short-term capital gains                  Ordinary Income                Ordinary Income

  Long-term capital gains (> 1 year)        5%                             15%

  and Qualified Dividend Income

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions-including exchanges to other American Century funds-are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

More information about the fund is contained in these documents

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for
                            location and hours.
On the Internet             * EDGAR database at www.sec.gov
                            * By email request at publicinfo@sec.gov
By mail                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-0816

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
www.americancentury.com

0309
SH-PRS-x

American Century
statement of
additional information

August 29, 2003

American Century Strategic
Asset Allocations, Inc.

Strategic Allocation: Conservative Fund

Strategic Allocation: Moderate Fund

Strategic Allocation: Aggressive Fund

Newton Fund

This Statement of Additional Information adds to the discussion in the funds'
Prospectuses dated April 1, 2003, and September 2, 2003, but is not a prospectus. The Statement of Additional Information should be read in conjunction with the funds' current Prospectuses. If you would like a copy of a
Prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century's Web site at
www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all investors. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

American Century
Investment Services, Inc.

Taxes 44

THE FUNDS' HISTORY

American Century Strategic Asset Allocations, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on
April 4, 1994. Prior to January 1, 1997, it was known as Twentieth Century
Strategic Asset Allocations, Inc. Throughout this Statement of Additional
Information, we refer to American Century Strategic Asset Allocations, Inc. as
the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

Fund Class                                 Ticker Symbol        Inception Date

--------------------------------------------------------------------------------
Investor Class
   Strategic Allocation: Conservative      TWSCX                02/15/1996
   Strategic Allocation: Moderate          TWSMX                02/15/1996
   Strategic Allocation: Aggressive        TWSAX                02/15/1996
   Newton                                  N/A                  08/29/2003
--------------------------------------------------------------------------------
Advisor Class
   Strategic Allocation: Conservative      ACCAX                10/02/1996
   Strategic Allocation: Moderate          ACOAX                10/02/1996
   Strategic Allocation: Aggressive        ACVAX                10/02/1996
--------------------------------------------------------------------------------
Institutional Class
   Strategic Allocation: Conservative      ACCIX                08/01/2000
   Strategic Allocation: Moderate          ASAMX                08/01/2000
   Strategic Allocation: Aggressive        AAAIX                08/01/2000
--------------------------------------------------------------------------------
C Class
   Strategic Allocation: Conservative      N/A                  N/A
   Strategic Allocation: Moderate          N/A                  10/02/2001
   Strategic Allocation: Aggressive        N/A                  11/27/2001
--------------------------------------------------------------------------------
R Class
   Strategic Allocation: Moderate          N/A                  N/A

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 6. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectus.

Each fund, other than Newton, is diversified as defined in the Investment
Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Newton is nondiversified. Although Newton's managers expect that it will ordinarily satisfy the requirements of a diversified fund, its nondiversified status gives it more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company), and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds' Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described in the funds' Prospectus and below.

As described in the funds' Prospectus, each fund's assets are allocated among major asset classes, including equity securities, bonds and cash-equivalent instruments, based on the fund's target allocation and subject to the applicable operating ranges. Each fund's assets are further diversified among various investment categories and disciplines within the major asset classes.

The equity portion of a fund's portfolio may be invested in any type of domestic or foreign equity or equity-equivalent security, primarily common stocks, that meets certain fundamental and technical standards of selection. Equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer.
Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described on page
6 under the heading Foreign Securities, are an example of the type of derivative security in which the funds might invest. Derivative securities are discussed in greater detail on page 12 under the heading Derivative Securities.

The funds' managers use several investment disciplines in managing the equity portion of each fund's portfolio, including growth, value and quantitative management disciplines. The growth discipline seeks long-term capital appreciation by investing in companies whose earnings and revenue trends meet the advisor's standards of selection, which generally means that the companies have demonstrated or, in the managers' opinion, have the prospects for demonstrating, accelerating earnings and revenues as compared to prior periods and/or industry competitors. The value investment discipline seeks capital growth by investing in equity securities of well-established companies that the managers believe to be temporarily undervalued.

The advisor believes both value investing and growth investing provide the potential for appreciation over time. Value investing tends to provide less volatile results. This lower volatility means that the price of value stocks tends not to fall as significantly as the price of growth stocks in down markets. However, value stocks do not usually appreciate as significantly as growth stocks do in up markets. In keeping with the diversification theme of these funds, and as a result of management's belief that these styles are complementary, both disciplines will be represented to some degree in each portfolio at all times.

As noted, the value investment discipline tends to be less volatile than the growth investment discipline. As a result, Strategic Allocation: Conservative will generally have a higher proportion of its equity investments in value stocks than the other two funds. Likewise, Strategic Allocation: Aggressive will generally have a greater proportion of growth stocks than either Strategic
Allocation: Moderate or Strategic Allocation: Conservative.

In addition, the equity portion of each fund's portfolio will be further diversified among small, medium and large companies. This approach provides investors with an additional level of diversification and enables investors to achieve a broader exposure to the various capitalization ranges without having to invest in multiple funds.

The funds' managers also may apply quantitative management disciplines to a portion of each fund's portfolio. These disciplines combine elements of both growth and value investing and are intended to reduce overall volatility relative to the market. Quantitative management disciplines combine two investment management approaches. The first is active management, which allows the managers to select investments for a fund without reference to an index or investment model. The second is indexing, in which the managers try to match a portion of a fund's portfolio composition to that of a particular index.

The primary quantitative management approach the managers use is portfolio optimization. The managers construct a portion of the funds' portfolios to match the risk characteristics of the S&P 500 and then optimize each portfolio to achieve the desired balance of risk and return potential.

Although the funds will remain exposed to each of the investment disciplines and categories described above, a particular investment discipline or investment category may be emphasized when, in the managers' opinion, such investment discipline or category is undervalued relative to the other disciplines or categories.

The fixed-income portion of a fund's portfolio may include U.S. Treasury securities, securities issued or guaranteed by the U.S. government or a foreign government, or an agency or instrumentality of the U.S. or a foreign government, and nonconvertible debt obligations issued by U.S. or foreign corporations. The funds also may invest in mortgage-related and other asset-backed securities, which are described in greater detail on page 8 under the heading
Mortgage-Related and Other Asset-Backed Securities. As with the equity portion of a fund's portfolio, the fixed-income portion of a fund's portfolio will be diversified among the various fixed-income investment categories described above. The managers' strategy is to actively manage the portfolio by investing the funds' assets in sectors they believe are undervalued (relative to the other sectors) and that represent better relative long-term investment opportunities.

The value of fixed-income securities fluctuates based on changes in interest rates and in the credit quality of the issuers. Debt securities that comprise part of a fund's fixed-income portfolio will be limited primarily to investment-grade obligations. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to
10% of its assets in below investment-grade (high yield) securities.
Investment-grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization [for example, at least Baa by Moody's Investors Service, Inc.
(Moody's) or BBB by Standard & Poor's Corporation (S&P)], or, if not rated, are of equivalent investment quality as determined by the managers. According to
Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment but is more vulnerable to adverse economic conditions and changing circumstances.

High-yield securities, sometimes referred to as junk bonds, are higher risk, nonconvertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund's portfolio may be invested. Debt securities rated below investment grade are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher-quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the managers to determine, to the extent reasonably possible, that the planned investment is consistent with the investment objective of the fund.

Under normal market conditions, the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

The cash-equivalent portion of a fund's portfolio may be invested in high-quality money market instruments (denominated in U.S. dollars or foreign currencies), including U.S. government obligations, obligations of domestic and foreign banks, short-term corporate debt instruments and repurchase agreements.

Within each asset class, equity securities, bonds and cash-equivalent instruments, each fund's holdings will be invested across industry groups and issuers that meet its investment criteria. This diversity of investment is intended to help reduce the risk created by overconcentration in a particular industry or issuer.

The funds are "strategic" rather than "tactical" allocation funds, which means the managers do not try to time the market to identify when a major reallocation should be made. Instead, the managers use a longer-term approach in pursuing the funds' investment objectives and thus select a blend of investments in the various asset classes.

The managers regularly review each fund's investments and allocations and may make changes in the securities holdings within each asset class or to a fund's asset mix (within the defined operating ranges) to emphasize investments that they believe will provide the most favorable outlook for achieving a fund's objective. Recommended reallocations may be implemented promptly or may be implemented gradually. In order to minimize the impact of reallocations on a fund's performance, the managers will generally attempt to reallocate assets gradually.

In determining the allocation of assets among U.S. and foreign capital markets, the managers consider the condition and growth potential of the various economies; the relative valuations of the markets; and social, political and economic factors that may affect the markets.

In selecting securities in foreign currencies, the managers consider, among other factors, the impact of foreign exchange rates relative to the U.S. dollar value of such securities. The managers may seek to hedge all or a part of a fund's foreign currency exposure through the use of forward foreign currency contracts or options thereon.

The funds attempt to diversify across asset classes and investment categories to a greater extent than funds that invest primarily in equity securities or primarily in fixed-income securities. However, the funds are designed to fit three general risk profiles and may not provide an appropriately balanced investment plan for all investors.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

In addition to investing in equity securities, bonds and cash-equivalent instruments, the funds' managers also may use the various investment vehicles and techniques described in this section in managing the funds' assets. This section also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Foreign Securities

Each fund may invest in the securities (including debt securities) of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

The following table shows the operating ranges within which each fund's assets invested in securities of foreign issuers generally will vary.

Fund                                                     Foreign Securities
----                                                     ------------------
Strategic Allocation: Conservative                       3-15%
Strategic Allocation: Moderate                           5-25%
Strategic Allocation: Aggressive                         10-30%

The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities. Depositary receipts are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country, but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

Subject to its investment objective and policies, each fund may invest in common stocks, convertible debt securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies. The credit quality standards applicable to domestic debt securities purchased by each fund are also applicable to its foreign securities investments.

Investments in foreign securities may present certain risks, including:

Currency Risk - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

Political and Economic Risk - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

Clearance and Settlement Risk - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

Ownership Risk - Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the
Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.

Investing in Emerging Market Countries

Strategic Allocation: Moderate and Strategic Allocation: Aggressive may invest a minority portion of their international holdings in securities of issuers in emerging market (developing) countries. The funds consider "emerging market countries" to include all countries that are considered by the advisor to be developing or emerging countries. Currently, the countries not included in this category for the funds are the United States, Canada, Japan, the United Kingdom,
Germany, Austria, France, Hong Kong, Italy, Ireland, Luxembourg, Singapore,
Spain, Belgium, the Netherlands, Portugal, Switzerland, Sweden, Finland, Norway,
Denmark, Australia and New Zealand. In addition, as used in this Statement of
Additional Information, "securities of issuers in emerging market countries"
means (i) securities of issuers for which the principal securities trading market is an emerging market country or (ii) securities of issuers having their principal place of business or principal office in an emerging market country.

Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries. Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

Mortgage-Related and Other Asset-Backed Securities

The funds may purchase mortgage-related and other asset-backed securities.
Mortgage pass-through securities are securities representing interests in
"pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing or foreclosure, net of fees and costs that may be incurred) may expose the funds to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment were purchased at a premium, in the event of prepayment, the value of the premium would be lost. As with other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government, as in the case of securities guaranteed by the Government National Mortgage Association (GNMA), or guaranteed by agencies or instrumentalities of the U.S. government, as in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the
Federal Home Loan Mortgage Corporation (FHLMC), which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations.

Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

The funds also may invest in collateralized mortgage obligations (CMOs). CMOs are mortgage-backed securities issued by government agencies; single-purpose, stand-alone financial subsidiaries; trusts established by financial institutions; or similar institutions. The funds may buy CMOs that:

*   are collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S. government;

*   are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, and the guarantee is collateralized by U.S. government securities; and

*   are securities in which the proceeds of the issue are invested in mortgage securities and payments of principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

Foreign Currency Transactions and Forward Exchange Contracts

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1) Settlement Hedges or Transaction Hedges - When the fund managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a
    "settlement hedge" or "transaction hedge," protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the fund managers. This strategy is often referred to as "anticipatory hedging."

(2) Position Hedges - When the fund managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S.
    dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a "position hedge." For example, if a fund owned securities denominated in
    Euro, it could enter into a forward contract to sell Euro in return for U.S.
    dollars to hedge against possible declines in the Euro's value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

    A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund's existing investments are denominated. This type of hedge, often called a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

    The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

    At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

    It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3) Shifting Currency Exposure - A fund may also enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the fund managers believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the fund managers anticipate. For example, if a currency's value rose at a time when the fund manager hedged a fund by selling the currency in exchange for
U.S. dollars, a fund would not participate in the currency's appreciation.
Similarly, if the fund managers increase a fund's exposure to a currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the fund managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock; however, they generally offer lower yields than nonconvertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible debt securities typically have lower ratings from ratings organizations than similar nonconvertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining nonconvertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Each fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the funds' managers. A fund's investments in both convertible and non-convertible debt rated below investment grade will comprise less than 35% of the fund's net assets.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will maintain a collateral account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price.

There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*   through the purchase of debt securities in accordance with its investment objective, policies and limitations, or

*   by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates. They also are used for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*   the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*   the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*   the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*   the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made.
The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Investment In Issuers with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations would not be subject to the limitation.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund. A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the
Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached

The funds may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.
The managers expect the funds will pay more for securities with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the fund managers under the direction of the Board of Directors.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Inverse Floaters

An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market (1) by a broker-dealer who purchases fixed-rate bonds and places them in a trust; or (2) by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i) Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid.
    The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than the market value of fixed-rate bonds.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, each fund's investment in such securities, subject to certain exceptions, currently is limited to

(a) 3% of the total voting stock of any one investment company,

(b) 5% of the fund's total assets with respect to any one investment company;
    and

(c) 10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to

*   protect against a decline in market value of the funds' securities (taking a short futures position),

*   protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*   provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions, consistent with the funds' investment objectives, that are based on securities indices. Examples of indices that may be used include the Bond
Buyer Index of Municipal Bonds for the fixed-income portion of the funds or the
S&P 500 Index for the equity portion of the funds. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures
Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the funds' investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See Derivative Securities, page 8.

The funds expect to use forward currency contracts under two circumstances:

(1) When the fund managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the fund managers would be able to enter into a forward currency contract to do so;

(2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S.
dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security to make delivery of the foreign currency the fund is obligated to deliver.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Each fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the advisor. Each fund's investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, these funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*   Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*   Commercial Paper

*   Certificates of Deposit and Euro Dollar Certificates of Deposit

*   Bankers' Acceptances

*   Short-term notes, bonds, debentures or other debt instruments

*   Repurchase agreements

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor. Any investment in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Zero-Coupon, Step-Coupon and Pay-In-Kind Securities

Zero-coupon, step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of income accrued for each year.
Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

Loan Interests

Loan interests are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the funds may have a maturity of any number of days or years, and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any nationally recognized securities rating organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

U.S. Government Securities

U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit pledge of the
U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency securities may be fixed for the term of the investment
(fixed-rate agency securities) or tied to prevailing interest rates
(floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

Interest Rate Resets on Floating-Rate U.S. Government Agency Securities

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices:
those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index
(EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the
prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

Subject              Policy
-------              ------
Senior Securities    A fund may not issue senior securities, except as permitted under the Investment Company Act.

Borrowing            A fund may not borrow money, except for temporary or
                     emergency purposes (not for leveraging or investment) in an amount not exceeding 331/3% of the fund's total assets.

Lending              A fund may not lend any security or make any other loan if, as a result, more than 331/3% of the fund's total assets
                     would be lent to other parties, except (i) through the
                     purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate          A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
                     This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the
                     real estate business.

Concentration        A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities
                     issued or guaranteed by the U.S. government or any of its
                     agencies or instrumentalities).

Underwriting         A fund may not act as an underwriter of securities issued
                     by others, except to the extent that the fund may be
                     considered an underwriter within the meaning of the
                     Securities Act of 1933 in the disposition of restricted
                     securities.

Commodities          A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                     instruments, provided that this limitation shall not
                     prohibit the fund from purchasing or selling options and
                     futures contracts or from investing in securities or other instruments backed by physical commodities.

Control              A fund may not invest for purposes of exercising control
                     over management.

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available for other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing charges.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
     States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject             Policy
-------             ------

Leveraging          A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.

Liquidity           A fund may not purchase any security or enter into a
                    repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities.
                    Illiquid securities include repurchase agreements not
                    entitling the holder to payment of principal and interest
                    within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales         A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin              A fund may not purchase securities on margin, except to
                    obtain such short-term credits as are necessary for the
                    clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Futures & Options   A fund may enter into futures contracts, and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.

Issuers with      A fund may invest up to 5% of its assets in the securities of
Limited           issuers with limited operating histories. An issuer is
Operating         considered to have a limited operating history if that issuer
Histories         has a record of less than three years of continuous operation.
                  Periods of capital formation, incubation, consolidations, and research and development may be considered in determining
                  whether a particular issuer has a record of three years of continuous operation.

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of each fund are listed in the Financial Highlights tables in the Prospectus.

With respect to each fund, the managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the fund managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose, because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, a fund may decrease its position in such category and increase its position in one or both of the other asset categories, and when a general rise in price levels is anticipated, a fund may increase its position in such category and decrease its position in the other categories. However, the funds will, under most circumstances, be essentially fully invested within the operating ranges set forth in the
Prospectus.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe the rate of portfolio turnover is irrelevant when they determine that a change is required to achieve the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment adviser, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other directors, (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

                                                                                             Number of
                                                                                             Portfolios
                                                                                             in Fund
                                 Position(s)     Length                                      Complex        Other
                                 Held            of Time                                     Overseen       Directorships
                                 with            Served   Principal Occupation(s)            by             Held by
Name, Address (Age)              Fund            (years)  During Past 5 Years                Director       Director

---------------------------------------------------------------------------------------------------------------------------
Interested Directors
James E. Stowers, Jr.            Director,       44       Chairman, Director and            38              None
4500 Main Street                 Chairman                 controlling shareholder, ACC
Kansas City, MO 64111            of the                   Chairman, ACIM, ACSC and
(79)                             Board                    other ACC subsidiaries
                                                          Director, ACIM, ACSC and
                                                          other ACC subsidiaries(1)

James E. Stowers III             Director,       12       Co-Chairman, ACC                  38              None
4500 Main Street                 Chairman                 (September 2000 to present)
Kansas City, MO 64111            of the                   Chief Executive Officer, ACC
(44)                             Board                    (June 1996 to September 2000)
                                                          Chief Executive Officer,
                                                          ACIM, ACSC and
                                                          other ACC subsidiaries
                                                          Director, ACC, ACIM, ACSC
                                                          and other ACC subsidiaries

---------------------------------------------------------------------------------------------------------------------------
Independent Directors
---------------------------------------------------------------------------------------------------------------------------
Thomas A. Brown                  Director        22     Strategic Account                    38            None
4500 Main Street                                        Implementation Manager,
Kansas City, MO 64111                                   Applied Industrial
(63)                                                    Technologies, Inc.,
                                                        a corporation engaged in
                                                        the sale of bearings and
                                                        power transmission products
Robert W. Doering, M.D.          Director        1      Retired, formerly a                  38            None
4500 Main Street                 Emeritus(2)            general surgeon
Kansas City, MO 64111
(70)

Andrea C. Hall, Ph.D.            Director        5      Senior Vice President,               38            Director,Midwest
4500 Main Street                                        Midwest Research Institute                         Research Institute
Kansas City, MO 64111
(58)

D.D. (Del) Hock                  Director        6      Retired, formerly Chairman,          38            Director, Allied
4500 Main Street                                        Public Service Company                             Motion
Technologies,
Kansas City, MO 64111                                   of Colorado                                        Inc. and J.D.
(68)                                                    Edwards & Company

Donald H. Pratt                  Director,       7      Chairman,                            38            Director, Butler
4500 Main Street                 Vice                   Western Investments, Inc.                          Manufacturing
Kansas City, MO 64111            Chairman               Chairman of the Board,                             Company
(65)                             of the                 Butler Manufacturing Company                       Director, Atlas-America
                                 Board                                                                     Inc., Copco, North
                                                                                                           America Inc.

Gale E. Sayers                   Director        2      President, Chief Executive           38            None
4500 Main Street                                        Officer and Founder,
Kansas City, MO 64111                                   Sayers Computer Source
(60)

                                                                                        Number of
                                                                                        Portfolios
                                                                                        in Fund
                            Position(s)      Length                                     Complex        Other
                            Held             of Time                                    Overseen       Directorships
                            with             Served     Principal Occupation(s)         by             Held by
Name, Address (Age)         Fund             (years)    During Past 5 Years             Director       Director

---------------------------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord       Director          8        Senior Vice President,  38      Director,      DST
4500 Main Street                                        Finance-Global Markets Group,                  Systems, Inc.
Kansas City, MO 64111                                   Sprint Corporation
(57)

Timothy S. Webster           Director          1        President and Chief             38              None
4500 Main Street                                        Executive Officer,
Kansas City, MO 64111                                   American Italian Pasta
(41)                                                    Company

Officers

William M. Lyons             President         2        Chief Executive Officer, ACC    Not             Not
4500 Main St.                                           and other ACC subsidiaries      applicable      applicable
Kansas City, MO 64111                                   (September 2000 to present)
(47)                                                    President, ACC
                                                        (June 1997 to present)
                                                        President, ACIM
                                                        (August 2002 to present)
                                                        Chief Operating Officer, ACC
                                                        (June 1996 to September 2000)
                                                        General Counsel, ACC,
                                                        ACIM, ACIS, ACSC and
                                                        other ACC subsidiaries
                                                        (June 1989 to June 1998)
                                                        Also serves as: Executive Vice
                                                        President, ACIS, ACSC
                                                        and other ACC subsidiaries, and
                                                        Executive Vice President of
                                                        other ACC subsidiaries

Robert T. Jackson           Executive        7          Chief Administrative Officer,   Not applicable  Not applicable
4500 Main St.               Vice                        ACC (August 1997 to present)
Kansas City, MO 64111       President                   Chief Financial Officer, ACC
(57)                                                    (May 1995 to present)
                                                        President, ACSC
                                                        (January 1999 to present)
                                                        Executive Vice President,
                                                        ACC (May 1995 to present)
                                                        Also serves as: Executive
                                                        Vice President and Chief
                                                        Financial Officer, ACIM, ACIS
                                                        and other ACC subsidiaries

Maryanne Roepke, CPA        Senior           2          Senior Vice President and       Not applicable  Not applicable
4500 Main St.               Vice                        Assistant Treasurer, ACSC
Kansas City, MO 64111       President,
(47)                        Treasurer
                            and Chief
                            Accounting
                            Officer

                                                                                        Number of
                                                                                        Portfolios
                                                                                        in Fund
                            Position(s)      Length                                     Complex         Other
                            Held             of Time                                    Overseen        Directorships
                            with             Served     Principal Occupation(s)         by              Held by
Name, Address (Age)         Fund             (years)    During Past 5 Years             Director        Director
----------------------------------------------------------------------------------------------------------------------

David C. Tucker             Senior           2          Senior Vice President, ACIM,    Not applicable  Not applicable
4500 Main St.               Vice                        ACIS, ACSC and other ACC
Kansas City, MO 64111       President                   subsidiaries
(45)                        and                         (June 1998 to present)
                            General                     General Counsel, ACC, ACIM,
                            Counsel                     ACIS, ACSC and other
                                                        ACC subsidiaries
                                                        (June 1998 to present)

Robert Leach                Controller       5          Vice President, ACSC            Not applicable  Not applicable
4500 Main St.                                           (February 2000 to present)
Kansas City, MO 64111                                   Controller-Fund Accounting,
(37)                                                    ACSC

Jon Zindel                  Tax Officer      5          Vice President, Corporate Tax,  Not applicable  Not applicable
4500 Main St.                                           ACSC (April 1998 to present)
Kansas City, MO 64111                                   Vice President, ACIM, ACIS and
(36)                                                    other ACC subsidiaries
                                                        (April 1999 to present)
                                                        President, American Century
                                                        Employee Benefit Services, Inc.
                                                        (January 2000 to December 2000)
                                                        Treasurer, American Century
                                                        Employee Benefit Services, Inc.
                                                        (December 2000 to present)
                                                        Treasurer, American Century
                                                        Ventures, Inc.
                                                        (December 1999 to present)

1 James E. Stowers, Jr. is the father of James E. Stowers III.

2 Dr. Robert Doering resigned as a full-time director, effective November 5,
  2001, after serving in such capacity for 33 years. Dr. Doering continues to serve the board in an advisory capacity. His position as Director Emeritus is an advisory position and involves attendance at one board meeting per year to review prior year-end results for the funds. He receives all regular board communications, including monthly mailings, industry newsletters, email communications, and company information, but not quarterly board and committee materials relating to meetings that he does not attend. Dr. Doering is not a director or a member of the board, and has no voting power relating to fund operations. He is not an interested person of the funds or ACIM. He receives an annual stipend of $2,500 for his services.

On December 23, 1999, American Century Services Corporation (ACSC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services provided by ACSC (the Agreement).
For its software, ACSC pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through
November 30, 2002, DST received $29,967,576 in fees from ACSC. DST's revenue for the calendar year ended December 31, 2002 was approximately $2.38 billion.

Ms. Strandjord is a director of DST and a holder of 26,491 shares and possesses options to acquire an additional 55,890 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement, since the provision of the services covered by the Agreement is within the discretion of ACSC. DST was chosen by ACSC for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACSC. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord's role as a director of DST was not considered by ACSC; she was not involved in any way with the negotiations between ACSC and DST; and her status as a director of either
DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have concluded that the existence of this Agreement does not impair Ms.
Strandjord's ability to serve as an independent director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds' investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine.
They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Although the Board of Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the
Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor.

Board Review of Investment Management Contracts

The Board of Directors oversees each fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement. ACIM provides the board with monthly, quarterly, and annual analyses of ACIM's performance in the following areas:

* Investment performance of the funds (short-, medium- and long-term);

* Management of brokerage commission and trading costs [equity funds only];

* Shareholder services provided;

* Compliance with investment restrictions; and

* Fund accounting services provided (including the valuation of portfolio securities);

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the fund's assets managed by the adviser and the fair market value of the services provided. To assess these factors, the board reviews both ACIM's performance and that of its peers, as reported by independent gathering services such as Lipper Analytical
Services (for fund performance and expenses) and National Quality Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to ACIM or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant, and the adviser's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

The board considered the level of ACIM's profits in respect to the management of the American Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of ACIM's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by ACIM has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by ACIM in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered ACIM's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the existing management fee structures are fair and reasonable and that the existing investment management contracts should be continued.

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                                         Number of
                                                                                                         Meetings Held
                                                                                                         During Last
Committee           Members                     Function                                                 Fiscal Year
---------           -------                     --------                                                 -----------
Executive           James E. Stowers, Jr.       The Executive Committee performs the functions           0
                    James E. Stowers III        of the Board of Directors between board meetings,
                    Donald H. Pratt             subject to the limitations on its power set out in
                                                the Maryland General Corporation Law, and except
                                                for matters required by the Investment Company
                                                Act to be acted upon by the whole board.

Compliance          Andrea C. Hall, PhD         The Compliance and Shareholder Communications            4
and Shareholder     Thomas A. Brown             Committee reviews the results of the funds'
Communications      Gale E. Sayers              compliance testing program, reviews quarterly
                    Timothy S. Webster          reports from the Communications advisor
                                                to the board regarding various compliance matters
                                                and monitors the implementation of the funds'
                                                Code of Ethics, including any violations.

Audit               D.D. (Del) Hock             The Audit Committee recommends the engagement            4
                    Donald H. Pratt             of the funds' independent auditors and oversees its
                    Jeannine Strandjord         activities. The Committee receives reports from the
                                                advisor's Internal Audit Department, which is
                                                accountable to the Committee. The Committee also
                                                receives reporting about compliance matters
                                                affecting the funds.

Governance          Donald H. Pratt             The Board Governance Committee primarily considers and   0
                    Jeannine Strandjord         recommends individuals for nomination as directors.
                    Thomas A. Brown             The names of potential director candidates are
                                                drawn from a number of sources, including
                                                recommendations from members of the board,
                                                management and shareholders. This committee also
                                                reviews and makes recommendations to the board
                                                with respect to the composition of board committees
                                                and other board-related matters, including its
                                                organization, size, composition, responsibilities,
                                                functions and compensation. The Governance Committee
                                                does not currently have a policy regarding whether it will consider nominees recommended by shareholders.

Compensation of Directors

The directors serve as directors for five American Century investment companies.
Each director who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all five such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the five investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the five investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

Aggregate Director Compensation for Fiscal Year Ended November 30, 2002

                                    Total                     Total Compensation
                                    Compensation              from the
                                    from the                  American Century
Name of Director                    Funds(1)                  Family of Funds(2)
----------------                    --------                  ------------------
Thomas A. Brown                     $2,264                    $73,000
Robert W. Doering, M.D.             $66                       $2,500
Andrea C. Hall, Ph.D.               $2,337                    $75,500
D.D. (Del) Hock                     $2,285                    $74,000
Donald H. Pratt                     $2,338                    $75,500
Gale E. Sayers                      $2,230                    $72,000
M. Jeannine Strandjord              $2,231                    $72,000
Timothy S. Webster                  $2,340                    $76,833

1 Includes compensation paid to the directors during the fiscal year ended
  November 30, 2002, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds' Independent Directors'
  Deferred Compensation Plan.

2 Includes compensation paid by the five investment company members of the
  American Century family of funds served by this board. The total amount of deferred compensation included in the preceding table is as follows: Mr.
  Brown, $12,800; Dr. Hall, $67,000; Mr. Hock, $67,000; Mr. Pratt, $1,843; Mr.
  Sayers, $5,333 and Mr. Webster, $29,333.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended November 30, 2002.

Ownership of Fund Shares

The directors owned shares in the funds as of December 31, 2002, as shown in the table below. Because Newton was not in operations as of the calendar year end, it is not included in the table below.

                                                                              Name of Directors
                                                                              -----------------

                                                     James E.       James E.      Thomas A.     Robert W.      Andrea C
                                                   Stowers, Jr.    Stowers III      Brown        Doering      Hall, Ph.D.
Dollar Range of Equity Securities in the Funds:
     Strategic Allocation: Conservative                  A              A             E             A              A
     Strategic Allocation: Moderate                      A              A             A             A              A
     Strategic Allocation: Aggressive                    A              A             C             A              A
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                           E              E             E             E              E

Ranges: A-none, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-More than $100,000

                                                                              Name of Directors
                                                                              -----------------

                                                    D.D. (Del)       Donald        Gale E.     M. Jeannine      Timothy
                                                       Hock         H. Pratt       Sayers      Strandjord       Webster
Dollar Range of Equity Securities in the Funds:
     Strategic Allocation: Conservative                  A              A             A             A              A
     Strategic Allocation: Moderate                      A              A             A             A              A
     Strategic Allocation: Aggressive                    A              A             A             A              A
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                           E              E             C             E              E

Ranges: A-none, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-More than $100,000

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of August 4, 2003, the following companies were the record owners of more than 5% of the outstanding shares of any class of a fund.

                                                              Percentage of Outstanding
Fund/Class     Shareholder                                    Shares Owned
----------     -----------                                    ------------
Strategic Asset Allocation: Conservative

   Investor
               JP Morgan Chase & Co. TR                            x%
               Eagle-Picher Salaried 401(k) Plan Trust
               New York, New York

               The Guardian Insurance and Annuity Company Inc.     x%
               Bethlehem, Pennsylvania
   Advisor
               Saxon & Co.                                         x%
               Philadelphia, Pennsylvania

               American Chamber of Commerce Executives             x%
               Amended and Restated 401K Plan & Trust
               Springfield, Missouri
   Institutional
               UMB Bank TR                                         x%
               BAE Employees Savings Inv. Plan Trust
               Kansas City, Missouri

               JP Morgan Chase & Co. TR                            x%
               Marconi USA Wealth Accumulation
               Plan Trust

               New York, New York
               The Chase Manhattan Bank NA TR                      x%
               Huntsman Corp. Salary Deferred Plan & Trust

               New York, New York
               The Chase Manhattan Bank Trustee                    x%
               The BOC Group Inc. Savings
               Investment Plan Trust
               New York, New York

               The Chase Manhattan Bank NA TR                      x%
               Winnebago Industries Inc. P/S & Deferred
               Savings Invest Plan
               New York, New York

               The Chase Manhattan Bank NA TTEE                    x%
               The Reynolds and Reynolds Co. 401k
               Savings Plan Trust
               New York, New York

Strategic Asset Allocation: Moderate
   Investor
               The Chase Manhattan Bank TR                        x%
               Thrift Plan for Employees of Conoco, Inc.
               New York, New York
--------------------------------------------------------------------------------

                                                          Percentage of Outstanding
Fund/Class     Shareholder                                Shares Owned
----------     -----------                                ------------

Strategic Asset Allocation: Moderate

   Advisor
               Saxon and Co.                               x%
               Philadelphia, Pennsylvania
               American Chamber of Commerce Executives     x%
               Amended & Restated 401K Plan & Trust
               Springfield, Missouri
   C
               Circle Trust Company Custodian              x%
               Mid-America Pipe 401k Plan
               Stamford Connecticut

               Mobank & Co. EB                             x%
               Monroe, Michigan
               IRA13%
               Linda Calzaretta
               Staten Island, New York
               IRA8%
               Renato Giurdanella
               Brooklyn, New York

               Mobank & Co,                                x%
               Monroe, Michigan
               IRA7%
               Anthony Cella
               Seaford, New York

   Institutional
               The Chase Manhattan Bank Trustee            x%
               The BOC Group Inc. Savings
               Investment Plan Trust
               New York, New York

               The Chase Manhattan Bank NA TR              x%
               Winnebago Industries Inc. P/S & Deferred
               Savings Invest Plan
               New York, New York
               UMB Bank TR                                 x%

               BAE Employees Savings Inv Plan Trust
               Kansas City, Missouri
               The Chase Manhattan Bank NA TTEE            x%
               The Reynolds and Reynolds Co. 401k
               Savings Plan Trust
               New York, New York

               JP Morgan Chase & Co. TR                    x%
               Marconi USA Wealth Accumulation
               Plan Trust
               New York, New York

--------------------------------------------------------------------------------
               UMB Bank Trustee Pension Plan               x%
               & Trust of the Govt Employees
               Hospital Assn. Inc.
               Kansas City, Missouri

                                                                 Percentage of Outstanding
Fund/Class     Shareholder                                       Shares Owned
----------     -----------                                       ------------

Strategic Asset Allocation: Aggressive

   Investor
               Union Bank TR Nominee FBO Select Benefit Omnibus      x%
               San Diego, California
               The Guardian Insurance &                              x%
               Annuity Company Inc.
               Bethlehem, Pennsylvania
   Advisor
               Saxon and Co.                                         x%
               Philadelphia, Pennsylvania
               FNB Nominee Co. 401K Plans                            x%
               Indiana, Pennsylvania
               American Chamber of Commerce Executives               x%
               Amended & Restated 401K Plan & Trust
               Springfield, Missouri
   Institutional
               UMB Bank TR                                           x%
               BAE Employees Savings Inv Plan Trust
               Kansas City, Missouri
               JP Morgan Chase & Co TR                               x%
               Marconi USA Wealth Accumulation
               Plan Trust
               New York, New York
               The Chase Manhattan Bank Trustee                      x%
               Huntsman Corp. Salary Deferral Plan & Trust
               New York, New York
               The Chase Manhattan Bank NA TR                        x%
               The BOC Group Inc. Savings
               Investment Plan Trust
               New York, New York
               The Chase Manhattan Bank NA TR                        x%
               Winnebago Industries Inc. P/S &
               Deferred Svgs Invest Plan
               New York, New York
   C
               Legg Mason Wood Walker Inc.                           x%
               Baltimore, Maryland
               I.R.A.- Rollover                                      x%
               Martin J. Foley
               Staten Island, New York
               I.R.A.                                                x%
               Jack S. Gusenfitter
               Staten Island, New York
               I.R.A                                                 x%
               Kenneth J Kelly
               Brooklyn, New York
               I.R.A-Rollover                                        x%
               Garret E Whitaker
               Brooklyn, New York
--------------------------------------------------------------------------------

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of American Century Strategic Asset Allocations,
Inc. As of August 4, 2003, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below. ACIM,
ACSC and ACIS are wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in the Prospectus under the heading Management. For services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of each fund. The funds have a stepped fee structure as follows:

Fund                                  Class                 Percentage of Net Assets
----                                  -----                 ------------------------
Strategic Allocation: Conservative    Investor              1.00% of 0 to $1 billion
                                                            .90% of $1 billion and over

                                      Advisor               .75% of 0 to $1 billion
                                                            .65% of $1 billion and over

                                      Institutional         .80% of 0 to $1 billion
                                                            .70% of $1 billion and over

Strategic Allocation: Moderate        Investor, C and R     1.10% of 0 to $1 billion
                                                            1.00% of $1 billion and over

                                      Advisor               .85% of 0 to $1 billion
                                                            .75% of $1 billion and over

                                      Institutional         .90% of 0 to $1 billion
                                                            .80% of $1 billion and over

Strategic Allocation: Aggressive      Investor and C        1.20% of 0 to $1 billion

                                                            1.10% of $1 billion and over
                                      Advisor               .95% of 0 to $1 billion
                                                            .85% of $1 billion and over

                                      Institutional         1.00% of 0 to $1 billion
                                                            .90% of $1 billion and over

Newton                                Investor              1.50% of 0 to $500 million
                                                            1.45% of $500 million to $1 billion
                                                            1.40% of $1 billion and over

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.

The management agreement shall be automatically terminated if it is assigned.
The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended November 30, 2002, 2001 and 2000, are indicated in the following table.
Because Newton was not in operation as of the fiscal year end, it is not included in the table below.

Unified Management Fees

Fund                                 2002               2001                 2000

-----------------------------------------------------------------------------------------------------
Strategic Allocation: Conservative
   Investor                      $2,233,365          $1,875,036          $1,695,227
   Advisor                         $143,924             $91,203             $78,769
   Institutional                   $120,315             $81,962           $8,527(1)
-----------------------------------------------------------------------------------------------------
Strategic Allocation: Moderate
   Investor                      $6,298,323          $5,592,492          $4,731,156
Advisor                            $721,130            $251,626            $166,899
   Institutional                   $973,825            $576,059         $103,176(1)
   C                                 $1,773               $5(2)                 N/A
------------------------------------------------------------------------------------------------------
Strategic Allocation: Aggressive
   Investor                      $3,628,971          $3,676,254          $3,411,798
   Advisor                          512,621            $381,105            $201,695
   Institutional                   $301,092            $204,718          $20,001(1)
   C                                 $4,639               $1(3)                 N/A

1 Fees for Institutional Classes are for the period August 1, 2000 (inception)
  through November 30, 2000.

2 October 2, 2001 (inception) through November 30, 2001.

3 November 27, 2001 (inception) through November 30, 2001.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. ACIS is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111. The
distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares. This means the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

Custodian Banks

J.P. Morgan Chase and Co., 770 Broadway, 10th Floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

Independent AuditorS

Deloitte & Touche LLP is the independent auditor of the funds. The address of
Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As
the independent auditor of the funds, Deloitte & Touche provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

THE EQUITY PORTION OF THE FUNDS

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not use brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

In the years ended November 30, 2002, 2001 and 2000, the brokerage commissions of each fund were as follows:

Fund                                   2002               2001             2000
----                                   ----               ----             ----
Strategic Allocation: Conservative    $290,863           $264,354        $210,109
Strategic Allocation: Moderate      $2,260,091         $1,773,573        $901,143
Strategic Allocation: Aggressive    $1,603,175         $1,408,463        $785,127

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

The Fixed-Income Portion of the Funds

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price.
In other transactions, the selection of a broker or dealer is a function of market selection and price negotiation, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities from and to dealers who provide statistical and other information and services, including research, to the funds and to the advisor.
Such information and services will be in addition to, and not in lieu of, the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

The funds generally purchase and sell debt securities through principal transactions, meaning that the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
November 30, 2002, 2001 and 2000, the funds did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all of the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

Multiple Class Structure

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to five classes of shares: Investor Class,
Institutional Class, Advisor Class, C Class and R Class. Not all funds offer all five classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional and Advisor
Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (the Advisor
Class Plan) described below. The C Class also is made available through financial intermediaries, for purchase by individual investors using "wrap account" style advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in
401(k) and other retirement plans. The total management fee for the C and R
Classes is the same as for Investor Class, but the C and R Class shares also are subject to a Master Distribution and Individual Shareholder Services Plan (the C
Class Plan and the R Class Plan, respectively) described below. The Advisor
Class, C Class and R Class Plans have been adopted by the funds' Board of
Directors and initial shareholder in accordance with Rule 12b-1 adopted by the
SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' Advisor, C and R Classes have approved and entered into the Advisor Class Plan, the C Class Plan and the R
Class Plan. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plans may be amended by a vote of the Board of
Directors (including a majority of the independent directors), except that the
Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class. All fees paid under the Plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

Master Distribution and Shareholder Services Plan (Advisor Class Plan)

As described in the Prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class shareholders. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares, and the funds' Board of Directors has adopted an Advisor
Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the distributor a fee of 0.50% annually of the aggregate average daily asset value of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services. During the fiscal year ended November 30, 2002, the aggregate amount of fees paid under the Advisor Class Plan was:

   Strategic Allocation: Conservative           $95,904
   Strategic Allocation: Moderate              $423,956
   Strategic Allocation: Aggressive            $269,654

Payments may be made for a variety of shareholder services, including, but not limited to,

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
    distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check-writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j) providing other similar administrative and sub-transfer agency services; and

(k) paying service fees for the provision of personal, continuing services to the shareholders as contemplated by the Conduct Rules of the NASD.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended November 30, 2002, the amount of fees paid under the Advisor Class Plan for shareholder services was:

   Strategic Allocation: Conservative           $47,952
   Strategic Allocation: Moderate              $211,978
   Strategic Allocation: Aggressive            $134,827

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to,

(a) payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributors who engage in or support distribution of the funds' Advisor
    Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributors;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective investors about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting investors in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and organizing payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended November 30, 2002, the amount of fees paid under the Advisor Class Plan for distribution services was:

   Strategic Allocation: Conservative           $47,952
   Strategic Allocation: Moderate              $211,978
   Strategic Allocation: Aggressive            $134,827

Master Distribution and Individual Shareholder Services Plan (C Class Plan)

As described in the Prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00%
annually of the average daily net asset value of the C Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.75% of which is paid for distribution services as described below. During the fiscal year ended November 30, 2002, the aggregate amount of fees paid under the C Class
Plan was: Strategic Allocation: Moderate, $1,612 and Strategic Allocation:
Aggressive, $3,864.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Master Distribution and Individual Shareholder Services Plan (R Class Plan) As
described in the Prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the Advisor, as paying agent for the fund, a fee equal to 0.50%
annually of the average daily net asset value of the R Class shares, which may be paid for shareholder distribution services, as described below. The R Class had not been offered as of the fiscal year ended November 30, 2002, and therefore no fees have been paid.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell C Class shares of the funds at the time of such sales.
Payments will equal 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the distribution fee paid by the funds for the first 13 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first 13 months, the distributor will make the distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a monthly basis.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectus and Your Guide to American Century. The Prospectus and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF THE FUNDS' SECURITIES

Each fund's net asset value per share (NAV), is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price, or the official close price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the advisor, based on guidelines established by the Board of Directors for determining the valuation of a security, determines that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

TAXES

Federal Income Taxes

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends received by the funds on shares of stock of domestic corporations (excluding Real Estate Investment Trusts) may qualify for the 70%
dividends-received deduction to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFICs), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of November 30, 2002, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund                                        Capital Loss Carryover
----                                        ----------------------
Strategic Allocation: Conservative          $9,370,786 (expiring in 2010)
Strategic Allocation: Moderate              $74,981,618 (expiring in 2009 through 2010)
Strategic Allocation: Aggressive            $73,862,534 (expiring in 2009 through 2010)

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social
Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

State and Local Taxes

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most, but not all, states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

The funds also may elect to advertise an annualized distribution rate, computed by multiplying the ordinary dividends earned by a fund over the most recent calendar quarter (excluding capital gains) by 4, dividing that number by the fund's share price (net asset value or maximum offering price at the end of the period, and then multiplying that amount by 100:

    (Dividends Earned Over Last Calendar Quarter x 4)
         Current Share Price       X    100   =   Annualized Distribution Rate

The annualized distribution rate for a fund will differ from the fund's 30-day
SEC yield. The annualized distribution rate for the C Class shares of a fund assumes no CDSC is paid.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The following tables set forth the average annual total return for the Investor,
Advisor, Institutional and C classes of the funds for the one-year period and the period since inception ended November 30, 2002, the last day of the funds'
most recent fiscal year. Because Newton was not in operation as of the fiscal year end, it is not included in the tables below. The following table shows the average annual total returns of a fund's shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. Average
Annual Total Returns-Investor Class

Fund                                   1 year          5 years          From Inception
---------------------------------------------------------------------------------------------------------------------------
Strategic Allocation: Conservative(1)
Return Before Taxes                    -3.23%          4.85%            6.20%
Return After Taxes on Distributions    -4.27%          2.44%            3.99%
Return After Taxes on Distributions
    and Sale of Fund Shares            -1.90%          2.90%            4.08%
---------------------------------------------------------------------------------------------------------------------------
Strategic Allocation: Moderate(1)
Return Before Taxes                    -6.23%          4.44%            6.61%
Return After Taxes on Distributions    -6.92%          2.35%            4.79%
Return After Taxes on Distributions
    and Sale of Fund Shares            -3.82%          2.81%            4.70%
---------------------------------------------------------------------------------------------------------------------------
Strategic Allocation: Aggressive(1)
Return Before Taxes                    -9.59%          4.02%            6.50%
Return After Taxes on Distributions   -10.12%          2.35%            5.19%
Return After Taxes on Distributions
    and Sale of Fund Shares            -5.87%          2.77%            4.96%

1 Commenced operations on February 15, 1996.

Average Annual Total Returns-Advisor Class

Fund                                    1 year         5 years          From Inception
---------------------------------------------------------------------------------------------------------------------------
Strategic Allocation: Conservative(1)
Return Before Taxes                    -3.66%          4.59%            5.98%
Return After Taxes on Distributions    -4.60%          2.27%            3.76%
Return After Taxes on Distributions
    and Sale of Fund Shares            -2.17%          2.74%            3.91%
---------------------------------------------------------------------------------------------------------------------------
Strategic Allocation: Moderate(1)
Return Before Taxes                    -6.45%          4.23%            6.00%
Return After Taxes on Distributions    -7.06%          2.23%            4.21%
Return After Taxes on Distributions
    and Sale of Fund Shares            -3.96%          2.69%            4.22%
---------------------------------------------------------------------------------------------------------------------------
Strategic Allocation: Aggressive(1)
Return Before Taxes                    -9.68%          3.80%            5.71%
Return After Taxes on Distributions   -10.13%          2.23%            4.36%
Return After Taxes on Distributions
    and Sale of Fund Shares            -5.93%          2.65%            4.29%

1 Commenced operations on October 2, 1996.
Average Annual Total Returns-Institutional Class

Fund                                                    1 year            From Inception
---------------------------------------------------------------------------------------------------------------------------
Strategic Allocation: Conservative(1)
Return Before Taxes                                    -3.03%             0.65%
Return After Taxes on Distributions                    -4.15%            -1.52%
Return After Taxes on Distributions
    and Sale of Fund Shares                            -1.78%            -0.34%
---------------------------------------------------------------------------------------------------------------------------
Strategic Allocation: Moderate(1)
Return Before Taxes                                    -6.04%            -5.09%
Return After Taxes on Distributions                    -6.81%            -7.25%
Return After Taxes on Distributions
    and Sale of Fund Shares                            -3.70%            -4.77%
---------------------------------------------------------------------------------------------------------------------------
Strategic Allocation: Aggressive(1)
Return Before Taxes                                    -9.23%            -9.97%
Return After Taxes on Distributions                    -9.83%           -11.50%
Return After Taxes on Distributions
    and Sale of Fund Shares                            -5.64%            -8.22%

1 Commenced operations on August 1, 2000.

Average Annual Total Returns-C Class

Fund                                                     1 Year          From Inception(1)
---------------------------------------------------------------------------------------------------------------------------
Strategic Allocation: Moderate(2)
Return Before Taxes                                     -8.08%           -3.46%
Return After Taxes on Distributions                     -8.42%           -3.75%
Return After Taxes on Distributions
    and Sale of Fund Shares                             -4.96%           -2.90%
---------------------------------------------------------------------------------------------------------------------------
Strategic Allocation: Aggressive(2)
Return Before Taxes                                    -11.42%          -11.61%
Return After Taxes on Distributions                    -11.94%          -12.12%
Return After Taxes on Distributions
    and Sale of Fund Shares                             -6.98%           -9.50%

1   Strategic Allocation: Moderate commenced operations on October 2, 2001 and
    Strategic Allocation: Aggressive commenced operations on November 27, 2001.
    Returns for periods less than one year are not annualized.

2   Returns reflect the deduction of a CDSC, incurred only if shares were redeemed within the first 18 months after purchase.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

Performance Comparisons

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities
(source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.);
total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various
U.S. and foreign government reports; the junk bond market (source: Data
Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or
Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute;
Ibbotson Associates, Stocks, Bonds, Bills and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

Permissible Advertising Information

From time to time, the funds may include, in addition to any other permissible information, the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(a) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(b) discussions of general economic trends;

(c) presentations of statistical data to supplement such discussions;

(d) descriptions of past or anticipated portfolio holdings for one or more of the funds;

(e)  descriptions of investment strategies for one or more of the funds;

(f) descriptions or comparisons of various savings and investment products
    (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

(g) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

(h) discussions of fund rankings or ratings by recognized rating organizations;
    and

(i) testimonials describing the experience of persons who have invested in one or more of the funds.

The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications.
Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

Multiple Class Performance Advertising

Pursuant to the Multiple Class Plan, the corporation may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for a new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements included in the funds' Annual Report for the fiscal year ended November 30, 2002 are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus, the funds may invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the Prospectus.

RATINGS OF CORPORATE DEBT SECURITIES

Standard & Poor's

AAA      This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.

AA       Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.

A        Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB      Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.

BB       Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B        Debt rated in this category is more vulnerable to nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.

CCC      Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or
         B- rating.

CC       Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C        The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.

D        Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.

Moody's Investors Service, Inc.

Aaa      This is the highest rating assigned by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.

Aa       Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.

A        Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Baa      Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.

Ba       Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

B        Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.

Caa      Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.

Ca       Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.

C        This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.

Fitch, Inc.

AAA      Debt rated in this category has the lowest expectation of credit risk.
         Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA       Debt rated in this category has a very low expectation of credit risk.
         Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.

A        Debt rated in this category has a low expectation of credit risk.
         Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.

BBB      Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB       Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time.
         However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B        Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.

Fitch, Inc.

CCC, CC, C    Debt rated in these categories has a real possibility for default.
              Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D    The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a
              reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
              'DDD' obligations have the highest potential for recovery, around
              90%- 100% of outstanding amounts and accrued interest. 'DD'
              indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations.
              Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories.

Commercial Paper Ratings

S&P      Moody's    Description
---      -------    -----------
A-1      Prime-1    This indicates that the degree of safety regarding timely payment is strong.
         (P-1)      Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.

A-2      Prime-2    Capacity for timely payment on commercial paper is satisfactory, but the
         (P-2)      relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation.
                    Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

A-3      Prime-3    Satisfactory capacity for timely repayment. Issues that carry this rating
         (P-3)      are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

Note Ratings

S&P     Moody's         Description
---     -------         -----------
SP-1    MIG-1; VMIG-1   Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing
                        or from established and broad-based access to the market
                        for refinancing, or both.

SP-2    MIG-2; VMIG-2   Notes are of high quality with margins of protection
                        ample, although not so large as in the preceding group.

SP-3    MIG-3; VMIG-3   Notes are of favorable quality with all security elements
                        accounted for, but lacking the undeniable strength of the
                        preceding grades. Market access for refinancing, in
                        particular, is likely to be less well established.

SP-4    MIG-4; VMIG-4   Notes are of adequate quality, carrying specific risk but
                        having protection and not distinctly or predominantly
                        speculative.

More information about the funds is contained in these documents

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

You can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

On the Internet            * EDGAR database at www.sec.gov
                           * By email request at publicinfo@sec.gov

By mail                    SEC Public Reference Section
                           Washington, D.C.
                           20549-0102
Investment Company Act File No. 811-8532

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

www.americancentury.com

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business; Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

0309
SH-SAI-34925

PART C.   OTHER INFORMATION.

ITEM 23.  Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

(a)       (1) Articles of Incorporation of Twentieth Century Strategic Asset
          Allocations, Inc., dated March 31, 1994 (filed electronically as
          Exhibit 1a to Pre-Effective Amendment No. 3 to the Registration
          Statement of the Registrant on December 1,1995, File No. 33-79842).

          (2) Articles of Amendment of Twentieth Century Strategic Asset
          Allocations, Inc., dated November 28, 1995 (filed electronically as
          Exhibit 1b to Pre-Effective Amendment No. 3 to the Registration
          Statement of the Registrant on December 1, 1995, File No. 33-79842).

          (3) Articles Supplementary of Twentieth Century Strategic Asset
          Allocations, Inc., dated December 26, 1995 (filed electronically as
          Exhibit 1c to Pre-Effective Amendment No. 4 to the Registration
          Statement of the Registrant on February 5, 1996, File No. 33-79482).

          (4) Articles of Amendment of Twentieth Century Strategic Asset
          Allocations, Inc., dated January 29, 1996 (filed electronically as
          Exhibit 1d to Pre-Effective Amendment No. 4 to the Registration
          Statement of the Registrant on February 5, 1996, File No. 33-79482).

          (5) Articles Supplementary of Twentieth Century Strategic Asset
          Allocations, Inc., dated January 29, 1996 (filed electronically as
          Exhibit 1e to Pre-Effective Amendment No. 4 to the Registration
          Statement of the Registrant on February 5, 1996, File No. 33-79482).

          (6) Articles Supplementary of Twentieth Century Strategic Asset
          Allocations, Inc., dated September 9, 1996 (filed electronically as an
          Exhibit to Post-Effective Amendment No. 4 to the Registration
          Statement of the Registrant on January 5, 1999, File No. 33-79482).

          (7) Articles of Amendment of Twentieth Century Strategic Asset
          Allocations, Inc., dated December 2, 1996 (filed electronically as
          Exhibit 1f to Post-Effective Amendment No. 2 to the Registration
          Statement of the Registrant on March 26, 1997, File No. 33-79482).

          (8) Articles Supplementary of American Century Strategic Asset
          Allocations, Inc., dated December 2, 1996 (filed electronically as
          Exhibit 1g to Post-Effective Amendment No. 2 to the Registration
          Statement of the Registrant on March 26, 1997, File No. 33-79482).

          (9) Articles Supplementary of American Century Strategic Asset
          Allocations, Inc., dated February 16, 1999 (filed electronically as an
          Exhibit to Post-Effective Amendment No. 6 to the Registration
          Statement of the Registrant on March 30, 1999, File No. 33-79482).

          (10) Articles Supplementary of American Century Strategic Asset
          Allocations, Inc., dated August 2, 1999, (filed electronically as an
          Exhibit to Post-Effective Amendment No. 7 to the Registration
          Statement of the Registrant on March 31, 2000, File No. 33-79482).

          (11) Articles Supplementary of American Century Strategic Asset
          Allocations, Inc., dated May 22, 2000 (filed electronically as Exhibit
          a11 to Post-Effective Amendment No. 10 to the Registration Statement
          of the Registrant, on June 30, 2000, File No. 33-79482).

          (12) Articles Supplementary of American Century Strategic Asset
          Allocations, Inc., dated May 5, 2001 (filed electronically as Exhibit
          a12 to Post-Effective Amendment No. 13 to the Registration Statement
          of the Registrant on April 20, 2001, File No. 33-79482).

          (13) Articles Supplementary of American Century Strategic Asset
          Allocations, Inc. (to be filed by amendment)

(b)       (1) By-Laws of Twentieth Century Strategic Asset Allocations, Inc.
          (filed electronically as Exhibit 2 to Pre-Effective Amendment No. 3 to
          the Registration Statement of the Registrant on December 1, 1995, File
          No. 33-79482).

          (2) Amendment to By-Laws of American Century Mutual Funds, Inc.,
          American Century Capital Portfolios, Inc., American Century World
          Mutual Funds, Inc. and American Century Strategic Asset Allocations,
          Inc. (filed electronically as Exhibit B2b to Post-Effective Amendment
          No. 9 to the Registration Statement of American Century Capital
          Portfolios, Inc., on February 17, 1998, File No. 33-64872).

(c)       Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh, Article Eighth and Article
          Ninth of Registrant's Articles of Incorporation, appearing as Exhibit
          (a)(1) to Pre-Effective Amendment No. 3 to the Registration Statement
          on Form N-1A of the Registrant; and Sections 3, 4, 5, 7, 8, 9, 10, 11,
          22, 25, 30, 31, 33, 39 and 45 of Registrant's By-Laws appearing as
          Exhibit (b)(1) to Pre-Effective Amendment No. 3 to the Registration
          Statement on Form N-1A and Sections 25, 30 and 31 of Registrant's
          By-Laws appearing as Exhibit B2b to Post-Effective Amendment No. 9 to
          the Registration Statement on Form N-1A of American Century Capital
          Portfolios, Inc., No. 33-64872.

(d)       (1) Management Agreement, between American Century Strategic Asset
          Allocations, Inc. and American Century Investment Management, Inc.,
          dated August 1, 1997 (filed electronically as Exhibit d to
          Post-Effective Amendment No. 3 to the Registration Statement of the
          Registrant on April 1, 1998, File No. 33-79482).

          (2) Addendum to the Management Agreement between American Century
          Strategic Asset Allocations, Inc. and American Century Investment
          Management, Inc., dated July 1, 2000 (filed electronically as Exhibit
          d2 to Post-Effective Amendment No. 10 to the Registration Statement of
          the Registrant on June 30, 2000, File No. 33-79482).

          (3) Addendum to the Management Agreement between American Century
          Strategic Asset Allocations, Inc. and American Century Investment
          Management, Inc., dated May 1, 2001 (filed electronically as Exhibit
          d3 to Post-Effective Amendment No. 13 to the Registration Statement of
          the Registrant, on April 20, 2001, File No. 33-79482).

          (4) Addendum to the Management Agreement between American Century
          Strategic Asset Allocations, Inc. and American Century Investment
          Management, Inc. (to be filed by amendment).

(e)       (1) Amended and Restated Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century Variable Portfolios II, Inc., American Century World Mutual
          Funds, Inc. and American Century Investment Services, Inc., dated
          September 3, 2002 (filed electronically as Exhibit e1 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Municipal Trust on September 30, 2002, File No.
          2-91229).

          (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
          between American Century California Tax-Free and Municipal Funds,
          American Century Capital Portfolios, Inc., American Century Government
          Income Trust, American Century International Bond Funds, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Mutual Funds, Inc., American Century Quantitative Equity
          Funds, American Century Strategic Asset Allocations, Inc., American
          Century Target Maturities Trust, American Century Variable Portfolios,
          Inc., American Century Variable Portfolios II, Inc., American Century
          World Mutual Funds, Inc. and American Century Investment Services,
          Inc., dated December 31, 2002 (filed electronically as Exhibit e2 to
          Post-Effective Amendment No. 4 to the Registration Statement of
          American Century Variable Portfolios II, Inc. on December 20, 2002,
          File No. 333-46922).

          (3) Amendment No. 2 to the Amended and Restated Distribution Agreement
          between American Century California Tax-Free and Municipal Funds,
          American Century Capital Portfolios, Inc., American Century Government
          Income Trust, American Century International Bond Funds, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Mutual Funds, Inc., American Century Quantitative Equity
          Funds, American Century Strategic Asset Allocations, Inc., American
          Century Target Maturities Trust, American Century Variable Portfolios,
          Inc., American Century Variable Portfolios II, Inc., American Century
          World Mutual Funds, Inc. and American Century Investment Services,
          Inc. (to be filed by amendment).

(f)       Not applicable.

(g)       (1) Master Agreement between Commerce Bank, N.A. and Twentieth Century
          Services, Inc., dated January 22, 1997 (filed electronically as
          Exhibit 8d to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 28, 1997,
          File No. 2-14213).

          (2) Global Custody Agreement between American Century Investments and
          The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the Registration
          Statement of American Century Government Income Trust on February 7,
          1997, File No. 2-99222).

          (3) Amendment to Global Custody Agreement between American Century
          Investments and The Chase Manhattan Bank, dated December 9, 2000
          (filed electronically as Exhibit g2 of Pre-Effective Amendment No. 2
          to the Registration Statement of American Century Variable Portfolios
          II, Inc. on January 9, 2001, File No. 333-46922).

(h)       (1) Transfer Agency Agreement by and between Twentieth Century
          Strategic Asset Allocations, Inc. and Twentieth Century Services,
          Inc., dated as of February 1, 1996 (filed electronically as Exhibit 9 to Pre-Effective Amendment No. 4 to the Registration Statement of the
          Registrant on February 5, 1996, File No. 33-79482).

          (2) Credit Agreement between American Century Funds and JPMorgan Chase
          Bank, as Administrative Agent dated as of December 17, 2002 (filed electronically as Exhibit h8 to Post-Effective Amendment No. 4 to the
          Registration Statement of American Century Variable Portfolios II,
          Inc. on December 20, 2002, File No. 333-46922).

(i)       Opinion and Consent of Counsel, (to be filed by amendment).

(j)       (1) Consent of Deloitte & Touche LLP (to be filed by amendment).

          (2) Power of Attorney, dated November 15, 2002 (filed electronically as Exhibit j2 to Post-Effective Amendment No. 99 to the Registration
          Statement of American Century Mutual Funds, Inc. on December 17, 2002,
          File No. 2-14213).

          (3) Secretary's Certificate, dated November 25, 2002 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 99 to the
          Registration Statement of American Century Mutual Funds, Inc. on
          December 17, 2002, File No. 2-14213).

(k)       Not applicable.

(l)       Not applicable.

(m)       (1) Master Distribution and Shareholder Services Plan of Twentieth
          Century Capital Portfolios, Inc. Twentieth Century Investors, Inc.,
          Twentieth Century Strategic Asset Allocations, Inc. and Twentieth
          Century World Investors, Inc. (Advisor Class), dated September 3, 1996
          (filed electronically as Exhibit b15a to Post-Effective Amendment No.
          9 to the Registration Statement of American Century Capital
          Portfolios, Inc. on February 17, 1998, File No. 33-64872).

          (2) Amendment No. 1 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated June 13, 1997 (filed electronically as Exhibit
          b15d to Post-Effective Amendment No. 77 to the Registration Statement
          of American Century Mutual Funds, Inc. on July 17, 1997, File No.
          2-14213).

          (3) Amendment No. 2 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated September 30, 1997 (filed electronically as
          Exhibit b15c to Post-Effective Amendment No. 78 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 26, 1998,
          File No. 2-14213).

          (4) Amendment No. 3 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated June 30, 1998 (filed electronically as Exhibit
          b15e to Post-Effective Amendment No. 11 to the Registration Statement
          of American Century Capital Portfolios, Inc. on June 26, 1998, File
          No. 33-64872).

          (5) Amendment No. 4 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated November 13, 1998 (filed electronically as
          Exhibit b15e to Post-Effective Amendment No. 12 to the Registration
          Statement of American Century World Mutual Funds, Inc. on November 13,
          1998, File No. 33-39242).

          (6) Amendment No. 5 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated February 16, 1999 (filed electronically as
          Exhibit m6 to Post-Effective Amendment No. 83 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 26, 1999,
          File No. 2-14213).

          (7) Amendment No. 6 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated July 30, 1999 (filed electronically as Exhibit
          m7 to Post-Effective Amendment No. 16 to the Registration Statement of
          American Century Capital Portfolios, Inc. on July 29, 1999, File No.
          33-64872).

          (8) Amendment No. 7 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated November 19, 1999 (filed electronically as
          Exhibit m8 to Post-Effective Amendment No. 87 to the Registration
          Statement of American Century Mutual Funds, Inc. on November 29, 1999,
          File No. 2-14213).

          (9) Amendment No. 8 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc., and American Century World Mutual Funds, Inc.
          (Advisor Class), dated June 1, 2000 (filed electronically as Exhibit
          m9 to Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc. on May 24, 2000, File No.
          33-39242).

          (10) Amendment No. 9 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated April 30, 2001 (filed electronically as Exhibit
          m10 to Post-Effective Amendment No. 24 to the Registration Statement
          of American Century World Mutual Funds, Inc. on April 19, 2001, File
          No. 33-39242).

          (11) Amendment No. 10 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated December 3, 2001 (filed electronically as
          Exhibit m11 to Post-Effective Amendment No. 94 to the Registration
          Statement of American Century Mutual Funds, Inc. on December 13, 2001,
          File No. 2-14213).

          (12) Amendment No. 11 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated September 3, 2002 (filed electronically as
          Exhibit m12 to Post-Effective Amendment No. 26 to the Registration
          Statement of American Century World Mutual Funds, Inc. on October 1,
          2002, File No. 33-39242).

          (13) Master Distribution and Individual Shareholder Services Plan of
          American Century Capital Portfolios, Inc., American Century Mutual
          Funds, Inc., American Century Strategic Asset Allocations, Inc. and
          American Century World Mutual Funds, Inc. (C Class), dated March 1,
          2001 (filed electronically as Exhibit m11 to Post-Effective Amendment
          No. 24 to the Registration Statement of American Century World Mutual
          Funds, Inc. on April 19, 2001, File No. 33-39242).

          (14) Amendment No. 1 to Master Distribution and Individual Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc. (C
          Class), dated April 30, 2001 (filed electronically as Exhibit m12 to
          Post-Effective Amendment No. 24 to the Registration Statement of
          American Century World Mutual Funds, Inc. on April 19, 2001, File No.
          33-39242).

          (15) Amendment No. 2 to Master Distribution and Individual Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc. (C
          Class), dated September 3, 2002 (filed electronically as Exhibit m15 to Post-Effective Amendment No. 26 to the Registration Statement of
          American Century World Mutual Funds, Inc. on October 1, 2002, File No.
          33-39242).

          (16) Master Distribution and Individual Shareholder Services Plan of
          American Century Mutual Funds, Inc., American Century Capital
          Portfolios, Inc., American Century Quantitative Equity Funds, American
          Century World Mutual Funds, Inc. and American Century Strategic Asset
          Allocations, Inc. (R Class) (to be filed by amendment).

(n)       (1) Amended and Restated Multiple Class Plan of American Century
          Capital Portfolios, Inc., American Century Mutual Funds, Inc.,
          American Century Strategic Asset Allocations, Inc., American Century
          World Mutual Funds, Inc., American Century California Tax-Free and
          Municipal Funds, American Century Government Income Trust, American
          Century Investment Trust, American Century International Bond Funds,
          American Century Municipal Trust, American Century Quantitative Equity
          Funds and American Century Target Maturities Trust, dated September 3,
          2002 (filed electronically as Exhibit n1 to Post-Effective Amendment
          No. 35 to the Registration Statement of American Century California
          Tax-Free and Municipal Funds on December 17, 2002, File No. 2-82734).

          (2) Amendment No. 1 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds, American Century Capital Portfolios, Inc,
          American Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc, and American Century World Mutual Funds, Inc., dated
          December 31, 2002 (filed electronically as Exhibit n2 to
          Post-Effective Amendment No. 39 to the Registration Statement of
          American Century Municipal Trust on December 23, 2002, File No.
          2-91229).

          (3) Amendment No. 2 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds, American Century Capital Portfolios, Inc,
          American Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc, and American Century World Mutual Funds, Inc. (to be
          filed by amendment).

(o)       Not applicable.

(p)       American Century Investments Code of Ethics (filed electronically as
          Exhibit p to Post-Effective Amendment No. 35 to the Registration
          Statement of American Century California Tax-Free and Municipal Funds
          on December 17, 2002, File No. 2-82734).

ITEM 24.  Persons Controlled by or Under Common Control with Registrant:

          NONE.

ITEM 25.  Indemnification.

     The Registrant is a Maryland corporation. Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article Ninth of the Registrant's Articles of Incorporation requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities that such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26.  Business and Other Connections of Investment Advisor.

          NONE.

Item 27. Principal Underwriter.

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal      Positions and Offices      Positions and Offices
Business Address*       with Underwriter             with Registrant
------------------------------------------------------------------------

James E. Stowers, Jr.   Chairman and Director             Chairman and
                                                          Director

James E. Stowers III    Co-Chairman and Director          Director

W. Gordon Snyder        President                         none

William M. Lyons        Chief Executive Officer,          President
                        Executive Vice President
                        and Director

Robert T. Jackson       Executive Vice President,         Executive Vice
                        Chief Financial Officer           President
                        and Chief Accounting Officer

Joseph Greene           Senior Vice President             none

Brian Jeter             Senior Vice President             none

Mark Killen             Senior Vice President             none

Dave Larrabee           Senior Vice President             none

Barry Mayhew            Senior Vice President             none

David C. Tucker         Senior Vice President             Senior Vice
                        and General Counsel               President

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

          (c) Not applicable.

ITEM 28.  Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at 4500 Main Street, Kansas
City, Missouri 64111.

ITEM 29.  Management Services.

          Not applicable.

ITEM 30.  Undertakings.

          Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the
Registrant has duly caused this Post-Effective Amendment No. 16 to this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 16th day
of June, 2003.

                            American Century Strategic Asset
                            Allocations, Inc.
                            (Registrant)

                            By: /*/William M. Lyons
                            William M. Lyons
                            President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 16 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                 Title                              Date
---------                 -----                              ----
*William M. Lyons         President and                   June 16, 2003
William M. Lyons          Principal Executive Officer

*Maryanne Roepke          Senior Vice President,          June 16, 2003
Maryanne Roepke           Treasurer and Chief Accounting
                          Officer

*James E. Stowers, Jr.    Chairman of the Board and       June 16, 2003
James E. Stowers, Jr.     Director

*James E. Stowers III     Director                        June 16, 2003
James E. Stowers III

*Thomas A. Brown          Director                        June 16, 2003
Thomas A. Brown

*Andrea C. Hall, Ph.D.    Director                        June 16, 2003
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock         Director                        June 16, 2003
D. D. (Del) Hock

*Donald H. Pratt          Director                        June 16, 2003
Donald H. Pratt

*Gale E. Sayers           Director                        June 16, 2003
Gale E. Sayers

*M. Jeannine Strandjord   Director                        June 16, 2003
M. Jeannine Strandjord

*Timothy S. Webster       Director                        June 16, 2003
Timothy S. Webster

*By /s/ Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact